UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23216

FS Series Trust
(Exact name of registrant as specified in charter)

201 Rouse Boulevard, Philadelphia, Pennsylvania	19112
(Address of principal executive officers)	(Zip code)

Michael C. Forman
FS Series Trust
201 Rouse Boulevard
Philadelphia, Pennsylvania 19112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1185
Date of fiscal year end: December 31
Date of reporting period: December 31, 2018

Item 1.   Reports to Shareholders.
The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

FS Series Trust

Annual Report
December 31, 2018
FS Multi-Strategy Alternatives Fund
FS Managed Futures Fund
FS Global Macro Fund
FS Real Asset Fund
FS Long/Short Equity Fund
FS Market Neutral Fund
FS Event Driven Fund
Electronic Reports Disclosure — Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the FS Multi-Strategy Alternatives Fund’s, FS Managed Futures Fund’s, FS Global Macro Fund’s, FS Real Asset Fund’s, FS Long/Short Equity Fund’s, FS Market Neutral Fund’s and FS Event Driven Fund’s (each a “Fund”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly may elect to receive shareholder reports and other communications from a Fund electronically by calling (877) 628-8575 or emailing service@fsinvestments.com to make such arrangements. For shareholders who hold accounts through an investment advisor, bank or broker-dealer, please contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.
You may elect to receive all future reports in paper free of charge. Shareholders who hold accounts directly may inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling (877) 628-8575 or emailing service@fsinvestments.com. For shareholders who hold accounts through an investment advisor, bank or broker-dealer, please contact that financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the fund complex if you hold accounts directly or to all funds held in your account if you invest through your financial intermediary.

Annual Report for the Year/Period Ended December 31, 2018

FS MULTI-STRATEGY ALTERNATIVES FUND
Dear Shareholder:
For the fiscal year ended December 31, 2018, FS Multi-Strategy Alternatives Fund (the “Fund”) returned -3.8% (Class I shares) with a realized 3.18% annualized monthly volatility and a 0.01 correlation to equities. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (tracks the performance of the U.S. dollar-denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with remaining term to final maturity of less than 3 months), the primary benchmark for the Fund, had a positive return of   +2.54% over this time period.
The Fund invests across the four main liquid alternative category types:
•
Equity Hedge:   Seeks to generate positive absolute returns by long and short investing, based on fundamental evaluations, research and various analytical measurements in equity and equity-related investments.

•
Relative Value:   Seeks to identify and benefit from price discrepancies between related assets (assets that share a common financial factor, such as interest rates, an issuer or an index).

•
Global Macro:   Seeks to analyze macroeconomic variables to forecast future moves in global asset prices. A variety of different trading and investing styles can be utilized to identify opportunities across an unconstrained universe of markets and investments.

•
Event Driven:   Seeks to achieve gains from market movements in security prices caused by specific corporate events or changes in perceived relative value. Event Driven investing involves taking a view on the likelihood and potential outcome of certain types of corporate events.

The Fund follows a “hybrid” investment approach — allocating to both skilled hedge fund managers for Alpha and rules-based alternative beta strategies for long/short sources of return that be captured systematically. These strategies trade long and short across different asset groups: stocks of major developed markets, country indices, bond futures, interest rate futures, currencies, convertible bonds, and credit securities.
Performance this year was driven by negative contributions from the Fund’s alternative beta strategies. Losses in our alternative beta strategies were most significant in the Global Macro category, with the most notable losses stemming from multi-asset class strategies that seek to follow trends that materialize in global asset prices and currency-based strategies that position in higher yielding and cheaper valuation currencies. These losses were partially offset by strong performance from fixed income strategies in the Relative Value category, which seek to monetize yields in government bond instruments, and Value based strategies in the Equity Hedge category, which seek to monetize the valuation differential between Value and Growth stocks.
Our underlying hedge fund managers were positive contributors to performance during the year. This performance was particularly notable given that the HFRX Global Hedge Fund Index, a widely referenced hedge fund benchmark, was down -6.72% on the year. Positive performance was generated from Basso Capital Management, L.P., the Fund’s convertible arbitrage manager, and MidOcean Credit Fund Management, L.P., the Fund’s credit long/short manager. In the 4th quarter, in light of our view of a forward-looking environment with increased equity dispersion and increased alpha potential for skilled long/short equity hedge fund managers, we added Chilton Investment Company, LLC (“Chilton”) as a new manager for the Fund. Chilton’s strategy is focused on high-quality companies with strong business models and growth potential at reasonable valuations, which aligns with the Fund’s conservative posture.
While the Fund delivered negative returns during the year, it also delivered strong capital preservation (-0.09%) in the 4th quarter which saw the S&P 500 Total Return Index, a measure of U.S. equity market performance, fall by -13.52% as investor anxiety around the pace of interest rate normalization, slowing global growth, and uncertainty around trade policy drove intense selling pressure and heightened volatility across asset classes. The year ended with poor returns across most asset classes — making 2018 notable for the lack of return available to investors.

FS MULTI-STRATEGY ALTERNATIVES FUND — (continued)
Looking forward, the evolving investment landscape may offer a more favorable environment for the Fund as market volatility and dispersion improve the opportunity set. We believe that the dispersion in performance to increase at the micro level (i.e., stocks and sectors) and the macro level (i.e., markets and asset classes), with the importance of fundamental bottom-up company analysis and top-down macroeconomic analysis increasingly driving returns. This environment may benefit active managers with security selection skill and the alternative beta strategies that select long and short exposure across markets based on macroeconomic fundamentals.
We believe that we have positioned the Fund to continue to provide good downside protection while also having the ability to capture compelling return opportunities that may materialize in this environment.
Sincerely,
•
Michael Kelly

•
Greg Bassuk

•
Scott Burr

•
Stephen Nelb

Glossary of Terms
Alpha:   Gauges the performance of an investment against a market index or benchmark that is considered to represent the market’s movement as a whole.
Alternative beta strategies:   Rules-based strategies that seek to capture alternative sources of return across asset classes.
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a month. At the end of the month, that issue is sold and rolled into a newly selected issue.
HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies.
S&P 500 Total Return Index is a benchmark of large-cap U.S. equities. The index includes 500 leading companies, captures approximately 80% coverage of available market capitalization and assumes all resulting dividends are automatically invested.

Cumulative Total Return
	For the Year Ended December 31, 2018	Since Inception (May 16, 2017)
FSMSX (Class I)	-3.82%	-2.00%
FSMMX (Class A) with Full Sales Load	-9.62%	-8.01%
BofA Merril Lynch US 3month T-Bill	1.87%	2.54%
HFRX Global Hedge Fund Index	-6.72%	-3.45%
Performance quoted represents past performance, which may be higher or lower than current performance. Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. The returns shown do not reflect taxes that an investor would pay on Fund distributions or on the sale of Fund shares. To obtain the most recent month-end performance, visit www.fsinvestments.com.

Shareholder Fee Example (Unaudited)
Fund Expenses — for the period from July 01, 2018 through December 31, 2018 (Unaudited)
Example:   As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1 fees); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual and hypothetical expense examples are based on an investment of  $1,000 invested at the beginning of a six month period and held through the six months ended December, 31, 2018.
Actual Expenses:   The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes:   The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
FS Multi-Strategy Alternatives Fund	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During the Period*	Annualized Net Expense Ratio**
Actual
Class A Shares	$1,000.00	$971.20	$4.96	1.00%
Class I Shares	$1,000.00	$972.30	$3.82	0.77%
	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During the Period*	Annualized Net Expense Ratio**
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,020.18	$5.08	1.00%
Class I Shares	$1,000.00	$1,021.34	$3.91	0.77%

*
Expenses are calculated using the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on July 1, 2018.

**
Annualized ratio of expenses to average net assets for the period from July 1, 2018 through December 31, 2018. The expense ratio includes the effect of expenses waived or reimbursed by FS Fund Advisor, LLC, the Fund’s investment adviser.

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of FS Series Trust
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities of FS Series Trust (the “Trust”) (comprising FS Multi-Strategy Alternatives Fund, FS Managed Futures Fund, FS Global Macro Fund, FS Real Asset Fund, FS Long/Short Equity Fund, FS Market Neutral Fund, and FS Event Driven Fund, collectively referred to as the “Funds”), including the consolidated (where applicable) schedules of investments, as of December 31, 2018, and the related consolidated statement of operations for the year then ended of FS Multi-Strategy Alternatives Fund, the consolidated statements of changes in net assets and financial highlights for the year then ended and the period from May 16, 2017 (commencement of operations) through December 31, 2017 of FS Multi-Strategy Alternatives Fund, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising FS Series Trust at December 31, 2018, and, with respect to FS Multi-Strategy Alternatives Fund, the consolidated results of its operations for the year then ended and the consolidated changes in its net assets and its consolidated financial highlights for the year then ended and the period from May 16, 2017 (commencement of operations) through December 31, 2017, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, audits of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as auditor of one or more FS Investments investment companies since 2013.
Philadelphia, Pennsylvania
March 1, 2019

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)
Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds – 32.9%
Actuant Corp., 5.6%, 6/15/2022		Miscellaneous Manufacturing	$350	$355	$348
ADT Security Corp., 6.3%, 10/15/2021		Commercial Services	120	123	122
Advanced Micro Devices, Inc., 7.5%, 8/15/2022		Semiconductors	150	161	161
AK Steel Corp., 7.5%, 7/15/2023		Iron/Steel	475	494	474
Allegheny Technologies, Inc., 6.0%, 1/15/2021		Iron/Steel	300	298	297
Alliance Data Systems Corp., 5.4%, 8/1/2022	(d)	Diversified Financial Services	115	115	112
Altice Luxembourg SA, 7.8%, 5/15/2022	(d)	Media Entertainment	400	369	368
Amkor Technology, Inc., 6.4%, 10/1/2022		Semiconductors	197	198	197
Anixter, Inc., 5.1%, 10/1/2021		Telecommunications	300	300	301
APX Group, Inc., 7.6%, 9/1/2023		Commercial Services	200	210	164
APX Group, Inc., 8.8%, 12/1/2020		Commercial Services	200	203	191
Beacon Roofing Supply, Inc., 6.4%, 10/1/2023	(e)	Distribution/Wholesale	625	644	621
Blackstone CQP Holdco LP, 6.5%, 3/20/2021	(d)	Diversified Financial Services	42	41	42
Bombardier, Inc., 7.8%, 3/15/2020	(d)	Aerospace/Defense	250	254	254
Bombardier, Inc., 8.8%, 12/1/2021	(d)	Aerospace/Defense	595	650	614
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.1%, 7/1/2022	(d)	Home Builders	400	398	383
C&W Senior Financing DAC, 7.5%, 10/15/2026	(d)	Telecommunications	400	401	386
Cablevision Systems Corp., 5.9%, 9/15/2022		Media Entertainment	475	477	468
Carlson Travel, Inc., 6.8%, 12/15/2023	(d)	Leisure Time	500	499	482
Carrizo Oil & Gas, Inc., 6.3%, 4/15/2023		Oil & Gas	179	171	166
CCO Holdings LLC/CCO Holdings Capital Corp., 5.1%, 2/15/2023		Media Entertainment	450	457	440
Century Communities, Inc., 6.9%, 5/15/2022		Home Builders	550	559	535
CenturyLink, Inc., 5.6%, 4/1/2020		Telecommunications	200	199	200
Clear Channel International B.V., 8.8%, 12/15/2020	(d)	Advertising	200	205	204
Clear Channel Worldwide Holdings, Inc., 7.6%, 3/15/2020		Media Entertainment	358	360	351
Cloud Crane LLC, 10.1%, 8/1/2024	(d)	Machinery-Diversified	200	209	207
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Constellation Merger Sub, Inc., 8.5%, 9/15/2025	(d)	Leisure Time	$100	$96	$90
Covanta Holding Corp., 5.9%, 7/1/2025		Environmental Control	300	293	276
CyrusOne LP/CyrusOne Finance Corp., 5.4%, 3/15/2027		Real Estate Investment Trusts	450	451	441
Dell, Inc., 4.6%, 4/1/2021		IT Services	150	148	147
Diamond Resorts International, Inc., 7.8%, 9/1/2023	(d)	Lodging	350	364	338
DISH DBS Corp., 5.1%, 5/1/2020		Media Entertainment	192	190	191
DJO Finance LLC/DJO Finance Corp., 8.1%, 6/15/2021	(d)	Healthcare – Products	250	259	258
DynCorp International, Inc., 11.9%, 11/30/2020		IT Services	727	755	755
Five Point Operating Co. LP/Five Point Capital Corp., 7.9%, 11/15/2025	(d)	Real Estate	300	306	291
Gates Global LLC/Gates Global Co., 6.0%, 7/15/2022	(d)	Miscellaneous Manufacturing	500	499	492
Genesis Energy LP/Genesis Energy Finance Corp., 6.8%, 8/1/2022		Pipelines	275	281	271
Genesis Energy LP/Genesis Energy Finance Corp., 6.5%, 10/1/2025		Pipelines	200	194	179
Genesis Energy LP/Genesis Energy Finance Corp., 6.3%, 5/15/2026		Pipelines	23	20	20
GEO Group, Inc., 5.9%, 1/15/2022		Real Estate Investment Trusts	375	384	366
GEO Group, Inc., 6.0%, 4/15/2026		Real Estate Investment Trusts	375	368	331
GFL Environmental, Inc., 5.6%, 5/1/2022	(d)	Environmental Control	595	572	554
H&E Equipment Services, Inc., 5.6%, 9/1/2025		Distribution/Wholesale	245	231	225
HCA Healthcare, Inc., 6.3%, 2/15/2021		Healthcare-Services	197	202	202
HCA, Inc., 6.5%, 2/15/2020		Healthcare-Services	72	73	74
HCA, Inc., 5.4%, 2/1/2025		Healthcare-Services	688	693	675
HCA, Inc., 7.5%, 2/15/2022		Healthcare-Services	69	74	74
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.0%, 8/1/2020		Financial Services	450	449	449
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.3%, 2/1/2022		Financial Services	450	460	448
Ingram Micro, Inc., 5.5%, 12/15/2024		Electronics	475	465	460
International Game Technology Plc, 6.5%, 2/15/2025	(d)	Entertainment	200	208	198
Iron Mountain, Inc., 5.8%, 8/15/2024		Real Estate Investment Trusts	500	495	476
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.8%, 11/15/2021	(d)	Lodging	$313	$322	$317
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.4%, 8/1/2023	(d)	Commercial Services	200	197	191
KGA Escrow LLC, 7.5%, 8/15/2023	(d)	Retail	300	311	298
Lamar Media Corp., 5.8%, 2/1/2026		Advertising	594	602	602
Laredo Petroleum, Inc., 5.6%, 1/15/2022		Oil & Gas	152	140	137
Level 3 Financing, Inc., 6.1%, 1/15/2021		Telecommunications	50	50	50
Level 3 Parent LLC, 5.8%, 12/1/2022		Telecommunications	838	843	827
M/I Homes, Inc., 5.6%, 8/1/2025		Home Builders	400	392	361
M/I Homes, Inc., 6.8%, 1/15/2021		Home Builders	59	61	59
Manitowoc Co., Inc., 12.8%, 8/15/2021	(d)	Machinery – Diversified	255	274	273
MPT Operating Partnership LP/MPT Finance Corp., 5.0%, 10/15/2027		Real Estate Investment Trusts	563	535	515
Navistar International Corp., 6.6%, 11/1/2025	(d)	Auto Manufacturers	500	518	485
Nexstar Broadcasting, Inc., 5.9%, 11/15/2022		Media Entertainment	613	630	615
Nielsen Co. Luxembourg SARL, 5.5%, 10/1/2021	(d)	Commercial Services	300	302	299
NXP B.V./NXP Funding LLC, 4.6%, 6/1/2023	(d)	Semiconductors	956	943	948
Oasis Petroleum, Inc., 6.3%, 5/1/2026	(d)	Oil & Gas	71	65	61
Pactiv LLC, 8.0%, 12/15/2025		Packaging & Containers	255	286	252
Park Aerospace Holdings Ltd., 5.3%, 8/15/2022	(d)	Trucking & Leasing	374	371	365
Platform Specialty Products Corp., 6.5%, 2/1/2022	(d)	Chemicals	240	243	241
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.3%, 5/15/2023	(d)	Commercial Services	358	377	370
Qwest Corp., 6.8%, 12/1/2021		Telecommunications	69	72	71
Rockpoint Gas Storage Canada Ltd., 7.0%, 3/31/2023	(d)	Gas	200	199	186
SM Energy Co., 6.8%, 9/15/2026		Oil & Gas	47	45	42
Spectrum Brands Holdings, 7.8%, 1/15/2022		Holding Companies – Diversified	633	647	641
Sprint Communications, Inc., 7.0%, 8/15/2020		Telecommunications	200	205	205
Sprint Corp., 7.3%, 9/15/2021		Telecommunications	688	717	703
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
SRS Distribution Inc., 8.3%, 7/1/2026	(d)	Retail	$150	$141	$138
StandardAero Aviation Holdings, Inc., 10.0%, 7/15/2023	(d)	Engineering & Construction	550	591	588
Starfruit Finco BV/Starfruit US Holdco LLC, 8.0%, 10/1/2026	(d)	Chemicals	116	113	109
Talos Production LLC/Talos Production Finance, Inc., 11.0%, 4/3/2022		Oil & Gas	100	104	97
Tenet Healthcare Corp., 6.0%, 10/1/2020		Healthcare-Services	323	326	327
TransDigm, Inc., 6.5%, 7/15/2024		Aerospace/Defense	530	542	517
TransDigm, Inc., 6.0%, 7/15/2022		Aerospace/Defense	200	201	198
Transocean Phoenix 2 Ltd., 7.8%, 10/15/2024	(d)	Oil & Gas Services	370	386	370
Transocean, Inc., 7.3%, 11/1/2025	(d)	Oil & Gas	32	32	29
Tribune Media Co., 5.9%, 7/15/2022		Media Entertainment	764	776	772
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.3%, 10/15/2023		Real Estate Investment Trusts	484	465	423
Univar USA, Inc., 6.8%, 7/15/2023	(d)	Distribution/Wholesale	450	452	441
Vector Group Ltd., 6.1%, 2/1/2025	(d)	Agriculture	450	430	383
VFH Parent LLC/Orchestra Co-Issuer, Inc., 6.8%, 6/15/2022	(d)	Diversified Financial Services	498	510	482
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.8%, 4/15/2023	(d)	Exploration & Production	300	299	244
Welbilt, Inc., 9.5%, 2/15/2024		Machinery-Diversified	105	113	113
William Lyon Homes, Inc., 7.0%, 8/15/2022		Home Builders	575	588	572
William Lyon Homes, Inc., 6.0%, 9/1/2023		Home Builders	250	247	227
Williams Scotsman International, Inc., 7.9%, 12/15/2022	(d)	Home Builders	296	295	293
Wyndham Destinations, Inc., 4.3%, 3/1/2022		Lodging	200	195	193
Total Corporate Bonds				33,033	31,999

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stock – 25.7%
Apple, Inc.	(f)	IT Services	2,776	$465	$438
Ball Corp.	(f)	Packaging & Containers	28,029	1,349	1,289
Bank of America Corp.	(f)	Commercial Banks	33,055	815	814
Berkshire Hathaway, Inc.	(f) (g)	Insurance	3,126	614	638
Blackstone Group LP	(f)	Financial Services	30,600	926	912
Boeing Co.	(f)	Aerospace/Defense	2,307	742	744
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Cadence BanCorp		Commercial Banks	4,500	$87	$75
CarMax, Inc.	(g)	Retail	3,861	235	242
Chocoladefabriken Lindt & Spruengli AG		Food	3	220	224
Cintas Corp.	(f)	Commercial Services	4,100	700	689
Costco Wholesale Corp.	(f)	Retail	3,500	752	713
CSX Corp.	(f)	Transportation	15,939	1,065	990
CVS Health Corp.		Pharmaceuticals	2,206	147	145
Deere & Co.		Machinery – Diversified	1,765	259	263
Domino’s Pizza, Inc.	(f)	Retail	1,870	468	464
FedEx Corp.	(f)	Transportation	3,848	697	621
Frontdoor, Inc.	(f) (g)	Engineering & Construction	9,481	215	252
Hasbro, Inc.	(f)	Toys/Games/Hobbies	3,515	297	286
HEICO Corp.	(f)	Aerospace/Defense	6,500	530	504
Home Depot, Inc.	(f)	Retail	8,500	1,486	1,460
IDEXX Laboratories, Inc.	(f) (g)	Healthcare – Products	2,400	461	446
Ingevity Corp.	(f) (g)	Chemicals	5,900	493	494
Intuit, Inc.	(f)	Software	2,198	446	433
IQVIA Holdings, Inc.	(f) (g)	Healthcare – Services	5,200	620	604
JPMorgan Chase & Co.	(f)	Commercial Banks	7,097	719	693
Kemper Corp.	(f)	Insurance	4,411	293	293
Lockheed Martin Corp.		Aerospace/Defense	1,218	308	319
Mastercard, Inc.	(f)	Diversified Financial Services	4,150	810	783
Mettler-Toledo International, Inc.	(f) (g)	Electronics	450	268	254
Microsoft Corp.	(f)	Software	13,600	1,469	1,381
Moody’s Corp.	(f)	Commercial Services	2,800	414	392
NVR, Inc.	(f) (g)	Home Builders	59	147	144
Old Dominion Freight Line, Inc.	(f)	Transportation	1,710	215	211
Papa John’s International, Inc.		Retail	1,167	54	46
PayPal Holdings, Inc.	(f) (g)	Commercial Services	5,900	513	496
PNC Financial Services Group, Inc.	(f)	Commercial Banks	3,298	393	386
Pool Corp.		Distribution/Wholesale	885	129	132
Republic Services, Inc.	(f)	Environmental Control	8,900	665	642
Sherwin-Williams Co.	(f)	Chemicals	4,270	1,654	1,680
Thermo Fisher Scientific, Inc.	(f)	Healthcare – Products	2,300	540	515
Thor Industries, Inc.	(f)	Home Builders	8,376	459	436
Tiffany & Co.	(f)	Retail	4,080	341	328
Ulta Salon Cosmetics & Fragrance, Inc.	(g)	Retail	331	78	81
Union Pacific Corp.	(f)	Transportation	3,158	456	437
Visa, Inc.	(f)	Diversified Financial Services	2,600	352	343
Walt Disney Co.	(f)	Media Entertainment	6,950	788	762
Xylem, Inc.	(f)	Machinery-Diversified	7,600	499	507
Total Common Stock				25,653	25,001

See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments – 40.7%
State Street Institutional Liquid Reserves Fund – Premier Class	(h)	2.50%	39,659,452	$39,660	$39,655
Total Short-Term Investments				39,660	39,655
TOTAL INVESTMENTS – 99.3%				$98,346	$96,655
Other Assets in Excess of Liabilities – 0.7%					665
Net Assets – 100.0%					$97,320

Investments Sold Short
Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Mutual Funds Sold Short – (10.9)%
iPath S&P 500 VIX Short-Term Futures			(14,700)	$(585)	$(689)
SPDR S&P 500 ETF Trust			(39,742)	(10,360)	(9,932)
Total Mutual Funds Sold Short				(10,945)	(10,621)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds Sold Short – (0.2)%
AMC Entertainment Holdings, Inc., 5.9%, 11/15/2026		Entertainment	$(100)	$(98)	$(86)
CF Industries, Inc., 3.5%, 6/1/2023		Chemicals	(73)	(72)	(68)
Total Corporate Bonds Sold Short				(170)	(154)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stocks Sold Short – (3.4)%
2U, Inc.		Commercial Services	(1,300)	$(73)	$(65)
Aegon N.V.		Insurance	(16,600)	(79)	(77)
Anheuser-Busch InBev SA		Beverages	(700)	(49)	(46)
Brinker International, Inc.		Retail	(2,700)	(131)	(119)
Clorox Co.		Household Products	(1,332)	(204)	(205)
Comcast Corp.		Media Entertainment	(5,068)	(182)	(173)
Constellation Brands, Inc.		Beverages	(600)	(109)	(97)
Cushman & Wakefield Plc		Real Estate	(1,600)	(27)	(23)
Grifols SA		Pharmaceuticals	(1,100)	(30)	(29)
Healthcare Services Group, Inc.		Commercial Services	(2,969)	(123)	(119)
Hertz Global Holdings, Inc.		Commercial Services	(1,300)	(19)	(18)
Kuehne + Nagel International AG		Transportation	(1,400)	(186)	(180)
Lands’ End, Inc.		Internet	(3,100)	(44)	(44)
Loews Corp.		Insurance	(4,600)	(208)	(209)
McCormick & Co., Inc.		Food	(1,268)	(179)	(177)
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Molson Coors Brewing Co.		Beverages	(2,509)	$(154)	$(141)
Nestle SA		Food	(1,200)	(98)	(97)
Nestle SA		Food	(3,043)	(255)	(246)
Netflix, Inc.		Internet	(380)	(95)	(103)
New York Times Co.		Media Entertainment	(7,800)	(193)	(174)
Omnicom Group, Inc.		Advertising	(907)	(69)	(66)
Oracle Corp.		Software	(6,500)	(304)	(293)
Patterson Companies, Inc.		Healthcare-Products	(1,928)	(39)	(38)
Prestige Consumer Healthcare, Inc.		Pharmaceuticals	(1,400)	(46)	(43)
salesforce.com, Inc.		Software	(254)	(34)	(35)
Snap-on, Inc.		Hand/Machine Tools	(700)	(104)	(102)
St Joe Co.		Lodging	(988)	(14)	(13)
Starbucks Corp.		Retail	(3,297)	(214)	(212)
Varian Medical Systems, Inc.		Healthcare-Products	(400)	(48)	(45)
Walgreens Boots Alliance, Inc.		Retail	(1,900)	(146)	(130)
Walmart, Inc.		Retail	(254	(23)	(24)
Total Common Stocks Sold Short				(3,479)	(3,343)
Total Investments Sold Short				(14,594)	(14,118)

Forward Foreign Currency Exchange Contracts
Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International PLC	03/20/2019	EUR	26	USD	30	$1	$—
Morgan Stanley & Co. International PLC	03/20/2019	CHF	236	USD	242	3	—
Morgan Stanley & Co. International PLC	03/20/2019	CHF	47	USD	48	—	—
Morgan Stanley & Co. International PLC	03/20/2019	CHF	231	USD	236	2	—
Morgan Stanley & Co. International PLC	03/20/2019	GBP	82	USD	105	1	—
Morgan Stanley & Co. International PLC	03/20/2019	GBP	2	USD	2	—	—
Morgan Stanley & Co. International PLC	03/20/2019	USD	237	CHF	231	—	3
Morgan Stanley & Co. International PLC	03/20/2019	USD	107	GBP	84	—	1
Morgan Stanley & Co. International PLC	03/20/2019	USD	224	CHF	219	—	3
						$7	$7

See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Total Return Index Swaps(i) – 1.0%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.10%	Total return on Barclays Cross Asset Trend Index – Bond Index(j)	USD 4,350	5/31/2019	Quarterly	$41	$41	$—
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index – Developed FX Index(k)	USD 1,740	5/31/2019	Quarterly	(36)	—	36
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index – Equity Index(l)	USD 4,350	5/31/2019	Quarterly	167	167	—
Barclays Bank PLC	Fixed Rate of 0.15%	Total return on Barclays Cross Asset Trend Index – Money Market(m)	USD 4,350	5/31/2019	Quarterly	122	122	—
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index – EM FX Index(n)	USD 2,610	5/31/2019	Quarterly	(19)	—	19
Deutsche Bank	0%	Total return on Deutsche Bank S&P 500 Mean Reversion Index(o)	USD 2,224	5/31/2019	Monthly	—	—	—
Deutsche Bank	0%	Total return on Deutsche Bank EU Fixed Income Long Vol Composite Index(p)	EUR 4,137	5/31/2019	Quarterly	12	12	—
Deutsche Bank	0%	Total return on Deutsche Bank US Fixed Income Long Vol Composite Index(q)	USD 4,820	5/31/2019	Quarterly	(15)	—	15
Goldman Sachs International	Fixed Rate of 0.45%	Total Return on Goldman Sachs FX Multi-Factor(r)	USD 7,000	5/31/2019	Quarterly	(71)	—	71
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Cross Asset Trend Risk Parity(s)	USD 5,459	5/31/2019	Quarterly	74	74	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.70%	Total return on JPM Alpha Select III 2X(t)	USD 8,200	5/31/2019	Quarterly	279	279	—
JP Morgan Chase Bank, N.A.	Total return on IBOXX USD Liquid High Yield Index Series 1 Version 1	3 Month LIBOR	USD 1,500	3/20/2019	Quarterly	48	48	—
JP Morgan Chase Bank, N.A.	Total return on IBOXX USD Liquid High Yield Index Series 1 Version 1	3 Month LIBOR	USD 500	3/20/2019	Quarterly	12	12	—
JP Morgan Chase Bank, N.A.	Total return on IBOXX USD Liquid High Yield Index Series 1 Version 1	3 Month LIBOR	USD 1,400	6/20/2019	Quarterly	11	11	—
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.25%	Total return on JPM Government Bond Carry to – Risk Index(u)	USD 34,750	5/31/2019	Quarterly	$652	$652	$—
JP Morgan Chase Bank, N.A.	Fixed Rate of 1.40%	Total return on JPM Commodity Carry Pairs Capped(v)	USD 4,800	5/31/2019	Quarterly	(52)	—	52
JP Morgan Chase Bank, N.A.	0%	Total return on JPM Low Volatility Factor(w)	USD 3,500	5/31/2019	Quarterly	20	20	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return on JPM US Conviction Mean Reversion Index(x)	USD 2,857	5/31/2019	Monthly	—	—	—
JPMorgan Chase Bank, N.A.	0%	Total return on JPM Momentum Factor(y)	USD 1,200	5/31/2019	Quarterly	(7)	—	7
JPMorgan Chase Bank, N.A.	0%	Total return on JPM Size Factor(z)	USD 8,200	5/31/2019	Quarterly	(12)	—	12
Morgan Stanley Capital Services LLC	Fixed Rate of 0.10%	Total return on MS Quality Factor(aa)	USD 4,700	5/31/2019	Quarterly	49	49	—
Morgan Stanley Capital Services LLC	Fixed Rate of 0.50%	Total return on MS eVol Hedge Index(bb)	USD 2,460	7/26/2019	Quarterly	38	38	—
Morgan Stanley Capital Services LLC	Total return on MS Equity Growth Factor(cc)	F + 0.15%	USD 9,622	7/30/2019	Quarterly	526	526	—
Morgan Stanley Capital Services LLC	F + 0.30%	Total return on MS Equity Value Factor(dd)	USD 19,025	7/30/2019	Quarterly	(852)	—	852
Societe Generale	Fixed Rate of 0.15%	Total return on SGI US Delta Capped Mean Reversion Index(ee)	USD 2,000	4/30/2019	Quarterly	(42)	—	42
Total Return Index Swaps						$945	$2,051	$1,106
Total						$945	$2,051	$1,106

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Denominated in U.S. dollars unless otherwise noted.

(c)
Fair value as of December 31, 2018 is determined by the board of trustees of FS Series Trust (the “Trust’’). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(d)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $12,384, which represents approximately 12.7% of net assets as of December 31, 2018.

(e)
All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $621, which represents approximately 0.6% of net assets as of December 31, 2018.

(f)
Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with Morgan Stanley & Co. (“MSC”) Securities and may be rehypothecated

See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with MSC.
(g)
Security is non-income producing.

(h)
Rate represents the seven-day yield as of December 31, 2018.

(i)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of  (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(j)
Barclays Cross-Asset Trend constituent with exposure to futures contracts on developed market government bonds. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Futures
EURO-SCHATZ FUTURE Mar 19	4,391	100.00%
US 2YR NOTE (CBT) FUTURE Mar 19	4,391	100.00%
US 5YR NOTE (CBT) FUTURE Mar 19	2,196	50.00%
EURO-BOBL FUTURE Mar 19	2,196	50.00%
LONG GILT FUTURE Mar 19	1,098	25.00%
JPN 10Y BOND (OSE) FUTURE Mar 19	1,098	25.00%
US 10YR NOTE (CBT) FUTURE Mar 19	1,098	25.00%
EURO-BUND FUTURE Mar 19	1,015	23.11%
(k)
Barclays Cross-Asset Trend constituent with exposure to forward contracts on developed market currencies. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Forwards
EUR/USD 1MO FORWARD	(505)	-29.63%
USD/CHF 1MO FORWARD	(498)	-29.19%
USD/CAD 1MO FORWARD	(428)	-25.11%
USD/NOK 1MO FORWARD	(421)	-24.72%
USD/SEK 1MO FORWARD	(378)	-22.18%
NZD/USD 1MO FORWARD	335	19.67%
GBP/USD 1MO FORWARD	(332)	-19.49%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

(l)
Barclays Cross-Asset Trend constituent with exposure to futures contracts on equity indices. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	4,517	100.00%
Futures
FTSE 100 IDX FUTURE Mar 19	(500)	-11.06%
SPI 200 FUTURE Mar 19	(452)	-10.00%
EURO STOXX 50 FUTURE Mar 19	(445)	-9.86%
DAX INDEX FUTURE Mar 19	(400)	-8.85%
S&P 500 FUTURE Mar 19	(324)	-7.18%
NIKKEI 225 (OSE) FUTURE Mar 19	(263)	-5.81%
NASDAQ 100 E-MINI FUTURE Mar 19	(219)	-4.85%
MSCI TAIWAN INDEX FUTURE Jan 19	(210)	-4.65%
(m)
Barclays Cross-Asset Trend constituent with exposure to futures contracts on interest rates. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Futures
90 DAY EURO$ FUTURE Mar 20	6,708	150.00%
90 DAY EURO$ FUTURE Jun 20	6,708	150.00%
90 DAY EURO$ FUTURE Sep 20	6,708	150.00%
90 DAY EURO$ FUTURE Dec 20	6,708	150.00%
3MO EURO EURIBOR FUTURE Mar 20	6,708	150.00%
3MO EURO EURIBOR FUTURE Jun 20	6,708	150.00%
3MO EURO EURIBOR FUTURE Sep 20	6,708	150.00%
3MO EURO EURIBOR FUTURE Dec 20	6,708	150.00%
90 DAY STERLING FUTURE Mar 20	3,354	75.00%
90 DAY STERLING FUTURE Jun 20	3,354	75.00%
90 DAY STERLING FUTURE Sep 20	3,354	75.00%
90 DAY STERLING FUTURE Dec 20	3,354	75.00%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

(n)
Barclays Cross-Asset Trend constituent with exposure to forward contracts on emerging market currencies. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/PHP 1MO FORWARD	730	28.16%
USD/ILS 1MO FORWARD	(594)	-22.92%
USD/CZK 1MO FORWARD	(413)	-15.96%
USD/PLN 1MO FORWARD	(379)	-14.63%
USD/HUF 1MO FORWARD	(365)	-14.07%
USD/IDR 1MO FORWARD	325	12.54%
USD/INR 1MO FORWARD	318	12.26%
USD/MXN 1MO FORWARD	(266)	-10.26%
USD/BRL 1MO FORWARD	187	7.20%
USD/ZAR 1MO FORWARD	139	5.38%
USD/TRY 1MO FORWARD	111	4.27%
(o)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Total Return Index	(291)	-13.10%
(p)
Seeks to take advantage of the structural imbalance in supply and demand in the European rates space by owning a long volatility position with positive carry.

Top Underlying Components	Notional	Percentage of Notional
Swap
EURO 10YR/20YR SWAPTION	€6,360	153.35%
EURO 10YR/20YR SWAP	(2,353)	-56.74%
EONIA Total Return Index	(10)	-0.24%
(q)
Seeks to take advantage of the structural imbalance in supply and demand in the US rates space by owning a long volatility position with positive carry.

Top Underlying Components	Notional	Percentage of Notional
Swap
US DOLLAR 10YR/20YR SWAPTION	9,596	199.70%
US DOLLAR 10YR/20YR SWAP	(3,114)	-64.81%
Fed Funds Effective Rate Total Return Index	(10)	-0.20%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

(r)
Seeks to 1) buy currencies with higher interest rates and sell currencies with lower interest rates (i.e.“Carry”), 2) buy currencies with positive price momentum and sell currencies with negative price momentum (i.e. Momentum), and 3) monetize the tendency for foreign exchange rates to revert to fair value in the long run (i.e. “Value”).

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/CHF 1MO FORWARD	(2,956)	-42.67%
USD/MXN 1MO FORWARD	2,702	39.00%
USD/ZAR 1MO FORWARD	2,196	31.69%
USD/TWD 1MO FORWARD	(2,032)	-29.33%
EUR/USD 1MO FORWARD	(1,887)	-27.23%
USD/HUF 1MO FORWARD	(1,812)	-26.15%
USD/IDR 1MO FORWARD	1,685	24.32%
USD/ILS 1MO FORWARD	(1,130)	-16.31%
GBP/USD 1MO FORWARD	(992)	-14.32%
USD/CAD 1MO FORWARD	(973)	-14.04%
USD/INR 1MO FORWARD	923	13.32%
USD/PLN 1MO FORWARD	879	12.68%
USD/JPY 1MO FORWARD	(836)	-12.07%
USD/RUB 1MO FORWARD	831	11.99%
USD/KRW 1MO FORWARD	(816)	-11.77%
AUD/USD 1MO FORWARD	(617)	-8.90%
USD/SEK 1MO FORWARD	(570)	-8.22%
USD/PHP 1MO FORWARD	483	6.97%
USD/BRL 1MO FORWARD	(302)	-4.35%
NZD/USD 1MO FORWARD	(229)	-3.31%
USD/CLP 1MO FORWARD	143	2.06%
USD/CNH 1MO FORWARD	(120)	-1.73%
USD/NOK 1MO FORWARD	38	0.55%
USD/SGD 1MO FORWARD	(3)	-0.04%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

(s)
Futures-based liquid and fully transparent strategy that is composed of four Goldman Sachs’ proprietary strategies across four asset classes — FX Trend, Rates & Bonds Trend, Equity Trend, and Commodity trend.

Top Underlying Components	Notional	Percentage of Notional
Futures
EURO-SCHATZ FUTURE Mar 19	8,855	160.05%
3MO EURO EURIBOR FUTURE Jun 19	6,650	120.20%
3MO EURO EURIBOR FUTURE Sep 19	6,648	120.16%
3MO EURO EURIBOR FUTURE Mar 20	6,642	120.05%
3MO EURO EURIBOR FUTURE Jun 20	6,638	119.97%
90 DAY STERLING FUTURE Jun 19	6,567	118.69%
90 DAY STERLING FUTURE Sep 19	6,564	118.63%
90 DAY STERLING FUTURE Mar 20	6,559	118.54%
90 DAY STERLING FUTURE Jun 20	6,557	118.50%
EURO-BOBL FUTURE Mar 19	3,509	63.42%
JPN 10Y BOND (OSE) FUTURE Mar 19	2,679	48.42%
90 DAY EURO$ FUTURE Jun 20	2,317	41.87%
90 DAY EURO$ FUTURE Mar 20	2,315	41.85%
90 DAY EURO$ FUTURE Sep 19	1,775	32.08%
LONG GILT FUTURE Mar 19	1,755	31.72%
EURO-BUND FUTURE Mar 19	1,752	31.66%
US 5YR NOTE (CBT) FUTURE Mar 19	1,588	28.70%
US 10YR NOTE (CBT) FUTURE Mar 19	953	17.23%
US 2YR NOTE (CBT) FUTURE Mar 19	(793)	-14.34%
USD/SGD 1MO FORWARD	(770)	-13.91%
USD/TWD 1MO FORWARD	(753)	-13.60%
90 DAY EURO$ FUTURE Jun 19	(618)	-11.16%
USD/PHP 1MO FORWARD	591	10.69%
USD/CNH 1MO FORWARD	(591)	-10.68%
US LONG BOND (CBT) FUTURE Mar 19	477	8.62%
USD/CHF 1MO FORWARD	(465)	-8.40%
USD/ILS 1MO FORWARD	(426)	-7.69%
EUR/USD 1MO FORWARD	(384)	-6.94%
USD/KRW 1MO FORWARD	(376)	-6.79%
USD/IDR 1MO FORWARD	340	6.15%
USD/CZK 1MO FORWARD	(336)	-6.07%
USD/CAD 1MO FORWARD	(323)	-5.84%
USD/SEK 1MO FORWARD	(323)	-5.84%
USD/NOK 1MO FORWARD	(323)	-5.84%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
USD/PLN 1MO FORWARD	(314)	-5.67%
AUD/USD 1MO FORWARD	(303)	-5.48%
USD/HUF 1MO FORWARD	(291)	-5.26%
S&P/TSX 60 IX FUTURE Mar 19	(286)	-5.16%
USD/JPY 1MO FORWARD	(283)	-5.11%
SPI 200 FUTURE Jan 19	(252)	-4.55%
AMSTERDAM IDX FUTURE Jan 19	(250)	-4.51%
IBEX 35 INDX FUTURE Jan 19	(249)	-4.51%
FTSE 100 IDX FUTURE Mar 19	(248)	-4.49%
GBP/USD 1MO FORWARD	(242)	-4.38%
CAC40 10 EURO FUTURE Jan 19	(234)	-4.24%
SET50 FUTURE Mar 19	(229)	-4.15%
EURO STOXX 50 FUTURE Mar 19	(227)	-4.10%
USD/RUB 1MO FORWARD	(225)	-4.06%
OMXS30 IND FUTURE Jan 19	(220)	-3.98%
DAX INDEX FUTURE Mar 19	(211)	-3.81%
(t)
Seeks to go long commodities with the most downward sloping term structures and short commodities with the most upward sloping term structures to monetize the relative roll-yields that exists across different commodities.

Top Underlying Components	Notional	Percentage of Notional
Futures
NATURAL GAS FUTURE Mar 19	(1,573)	-18.56%
NATURAL GAS FUTURE Apr 19	1,547	18.25%
BRENT CRUDE FUTURE Dec 19	1,254	14.79%
CORN FUTURE Mar 19	(1,238)	-14.60%
CORN FUTURE Jul 19	1,179	13.91%
BRENT CRUDE FUTURE Mar 19	(1,155)	-13.62%
COPPER FUTURE Mar 19	(1,102)	-13.00%
COPPER FUTURE May 19	1,091	12.87%
SOYBEAN FUTURE Jul 19	1,089	12.84%
WTI CRUDE FUTURE Apr 19	1,059	12.49%
SOYBEAN FUTURE Mar 19	(1,039)	-12.25%
WTI CRUDE FUTURE Mar 19	(1,030)	-12.15%
LIVE CATTLE FUTURE Feb 19	(847)	-9.98%
WHEAT FUTURE (CBT) Mar 19	(720)	-8.49%
LME PRI ALUM FUTURE Mar 19	(715)	-8.44%
LME PRI ALUM FUTURE Apr 19	698	8.23%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
WHEAT FUTURE (CBT) Dec 19	625	7.37%
SOYBEAN MEAL FUTURE Jul 19	590	6.96%
SOYBEAN MEAL FUTURE Mar 19	(552)	-6.52%
GASOLINE RBOB FUTURE Jun 19	518	6.11%
GASOLINE RBOB FUTURE Mar 19	(515)	-6.07%
LME ZINC FUTURE May 19	455	5.37%
LME NICKEL FUTURE Mar 19	(445)	-5.25%
LME NICKEL FUTURE Dec 19	441	5.20%
LME ZINC FUTURE Mar 19	(430)	-5.08%
SOYBEAN OIL FUTURE Mar 19	(429)	-5.05%
SOYBEAN OIL FUTURE Jul 19	420	4.95%
LIVE CATTLE FUTURE Apr 19	412	4.86%
COFFEE ‘C’ FUTURE Mar 19	(390)	-4.60%
COFFEE ‘C’ FUTURE May 19	376	4.44%
LEAN HOGS FUTURE Feb 19	(335)	-3.95%
LIVE CATTLE FUTURE Jun 19	304	3.59%
SUGAR #11 (WORLD) FUTURE Mar 19	(282)	-3.32%
KC HRW WHEAT FUTURE Mar 19	(276)	-3.25%
SUGAR #11 (WORLD) FUTURE Mar 20	275	3.24%
KC HRW WHEAT FUTURE Dec 19	239	2.82%
LEAN HOGS FUTURE Apr 19	152	1.79%
COTTON NO. 2 FUTURE Mar 20	139	1.64%
COTTON NO. 2 FUTURE Mar 19	(119)	-1.40%
LEAN HOGS FUTURE Jun 19	100	1.18%
LIVE CATTLE FUTURE Aug 19	97	1.15%
LIVE CATTLE FUTURE Oct 19	47	0.56%
LEAN HOGS FUTURE Aug 19	44	0.52%
LEAN HOGS FUTURE Jul 19	40	0.47%
GOLD 100 OZ FUTURE Feb 19	(14)	-0.16%
NY Harb ULSD FUTURE Mar 19	9	0.11%
SILVER FUTURE Mar 19	3	0.03%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

(u)
Seeks to deliver enhanced returns by allocating exposure to assets from a set of government bond futures by computing the ratio of implied carry to three-month realized volatility, allocating evenly weighted risk exposure to all assets with a ratio above the set threshold.

Top Underlying Components	Notional	Percentage of Notional
Futures
JPN 10Y BOND (OSE) FUTURE Mar 19	20,515	57.95%
US 2YR NOTE (CBT) FUTURE Mar 19	20,423	57.69%
EURO-SCHATZ FUTURE Mar 19	19,947	56.34%
US 10YR NOTE (CBT) FUTURE Mar 19	3,855	10.89%
(v)
Seeks to take advantage of the convexity that exists within commodity term structures by going long deferred futures contracts and short nearby futures contracts within the same commodity.

Top Underlying Components	Notional	Percentage of Notional
Futures
WTI CRUDE FUTURE May 19	(697)	-14.68%
WHEAT FUTURE (CBT) May 19	695	14.63%
WHEAT FUTURE (CBT) Mar 19	695	14.63%
KC HRW WHEAT FUTURE May 19	(694)	-14.63%
KC HRW WHEAT FUTURE Mar 19	(694)	-14.61%
SILVER FUTURE Mar 19	(612)	-12.89%
GOLD 100 OZ FUTURE Feb 19	597	12.57%
WHITE SUGAR (ICE) FUTURE May 19	542	11.40%
SUGAR #11 (WORLD) FUTURE May 19	(537)	-11.30%
WTI CRUDE FUTURE Feb 19	(537)	-11.30%
SILVER FUTURE May 19	(513)	-10.79%
BRENT CRUDE FUTURE Jun 19	507	10.67%
GOLD 100 OZ FUTURE Jun 19	500	10.54%
CATTLE FEEDER FUTURE Mar 19	(481)	-10.12%
CATTLE FEEDER FUTURE May 19	(481)	-10.12%
LIVE CATTLE FUTURE Feb 19	480	10.11%
LIVE CATTLE FUTURE Jun 19	480	10.10%
WHITE SUGAR (ICE) FUTURE Mar 19	460	9.69%
SUGAR #11 (WORLD) FUTURE Mar 19	(455)	-9.58%
NY Harb ULSD FUTURE Feb 19	385	8.12%
SOYBEAN MEAL FUTURE Mar 19	356	7.49%
SOYBEAN MEAL FUTURE May 19	356	7.49%
SOYBEAN FUTURE Mar 19	(355)	-7.48%
SOYBEAN FUTURE May 19	(355)	-7.48%
NY Harb ULSD FUTURE May 19	336	7.07%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
BRENT CRUDE FUTURE Mar 19	263	5.53%
Low Su Gasoil G FUTURE May 19	(178)	-3.75%
Low Su Gasoil G FUTURE Feb 19	(171)	-3.61%
LME COPPER FUTURE Feb 19	(135)	-2.84%
COPPER FUTURE Mar 19	131	2.76%
LME COPPER FUTURE May 19	(111)	-2.34%
COPPER FUTURE May 19	108	2.28%
GASOLINE RBOB FUTURE Feb 19	56	1.17%
GASOLINE RBOB FUTURE May 19	27	0.58%
(w)
Market neutral strategy that seeks to provide exposure to low volatility risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
General Electric Co	(2,683)	(20)	-0.55%
Hartford Financial Services Gr	421	19	0.53%
Aflac Inc	409	19	0.53%
AMP Ltd	(10,649)	(18)	-0.52%
Ajinomoto Co Inc	1,028	18	0.52%
CF Industries Holdings Inc	(422)	(18)	-0.52%
AbbVie Inc	(198)	(18)	-0.52%
H Lundbeck A/S	(414)	(18)	-0.52%
Axalta Coating Systems Ltd	771	18	0.51%
BASF SE	260	18	0.51%
Assicurazioni Generali SpA	1,077	18	0.51%
Pernod Ricard SA	109	18	0.51%
Legal & General Group PLC	6,082	18	0.51%
RWE AG	(824)	(18)	-0.51%
BeiGene Ltd	(127)	(18)	-0.51%
InterContinental Hotels Group	314	18	0.51%
Atlantia SpA	(862)	(18)	-0.51%
IAC/InterActiveCorp	(97)	(18)	-0.51%
TE Connectivity Ltd	236	18	0.51%
Yum! Brands Inc	194	18	0.51%
Chugoku Electric Power Co Inc/	1,368	18	0.51%
SCANA Corp	(371)	(18)	-0.50%
Danaher Corp	172	18	0.50%
FleetCor Technologies Inc	95	18	0.50%
EssilorLuxottica SA	140	18	0.50%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Aviva PLC	3,699	18	0.50%
RELX PLC	859	18	0.50%
Mitsubishi Tanabe Pharma Corp	1,228	18	0.50%
Loews Corp	388	18	0.50%
Carrefour SA	(1,033)	(18)	-0.50%
Woolworths Group Ltd	851	18	0.50%
Sonic Healthcare Ltd	1,129	18	0.50%
Hannover Rueck SE	130	18	0.50%
Chubb Ltd	136	18	0.50%
Netflix Inc	(66)	(18)	-0.50%
Red Electrica Corp SA	785	18	0.50%
Lloyds Banking Group PLC	26,534	18	0.50%
Charles Schwab Corp/The	(423)	(18)	-0.50%
United Rentals Inc	(171)	(18)	-0.50%
Abbott Laboratories	242	18	0.50%
Akzo Nobel NV	193	18	0.50%
Diageo PLC	491	18	0.50%
Veolia Environnement SA	850	17	0.50%
CDK Global Inc	365	17	0.50%
Iliad SA	(124)	(17)	-0.50%
Seven & i Holdings Co Ltd	400	17	0.50%
Global Payments Inc	169	17	0.50%
Sumitomo Dainippon Pharma Co L	(547)	(17)	-0.50%
Japan Post Holdings Co Ltd	1,510	17	0.49%
Bayerische Motoren Werke AG	215	17	0.49%
(x)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	(189)	-6.63%
(y)
Market neutral strategy that seeks to provide exposure to momentum risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
General Electric Co	(930)	(7)	-0.57%
Olympus Corp	(217)	(7)	-0.56%
Peugeot SA	307	7	0.55%
Kansai Paint Co Ltd	(341)	(7)	-0.55%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
BHP Group PLC	310	7	0.55%
American International Group I	(165)	(7)	-0.55%
Anglo American PLC	292	7	0.55%
Hartford Financial Services Gr	(146)	(6)	-0.54%
Dollar Tree Inc	(71)	(6)	-0.54%
International Consolidated Air	808	6	0.54%
Faurecia SA	(169)	(6)	-0.54%
Kohl’s Corp	97	6	0.54%
CF Industries Holdings Inc	147	6	0.54%
Marvell Technology Group Ltd	(395)	(6)	-0.54%
AMP Ltd	(3,692)	(6)	-0.53%
Whitbread PLC	109	6	0.53%
Admiral Group PLC	243	6	0.53%
Keysight Technologies Inc	102	6	0.53%
Alumina Ltd	3,905	6	0.53%
Lululemon Athletica Inc	52	6	0.53%
Genmab A/S	(39)	(6)	-0.53%
AGL Energy Ltd	(435)	(6)	-0.53%
Hargreaves Lansdown PLC	267	6	0.53%
Pearson PLC	525	6	0.53%
Sage Group PLC/The	(817)	(6)	-0.53%
Axalta Coating Systems Ltd	(268)	(6)	-0.53%
Edenred	170	6	0.52%
BeiGene Ltd	44	6	0.52%
Dollarama Inc	(262)	(6)	-0.52%
IAC/InterActiveCorp	34	6	0.52%
Broadcom Inc	(24)	(6)	-0.52%
Valero Energy Corp	83	6	0.52%
Valeo SA	(213)	(6)	-0.52%
Sealed Air Corp	(179)	(6)	-0.52%
Renesas Electronics Corp	(1,364)	(6)	-0.52%
Power Assets Holdings Ltd	(892)	(6)	-0.52%
Alleghany Corp	10	6	0.52%
TE Connectivity Ltd	(82)	(6)	-0.52%
WPP PLC	(571)	(6)	-0.52%
Marubeni Corp	874	6	0.52%
BlackRock Inc	(16)	(6)	-0.52%
FleetCor Technologies Inc	(33)	(6)	-0.52%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
LIXIL Group Corp	(495)	(6)	-0.52%
Netflix Inc	23	6	0.51%
Vestas Wind Systems A/S	81	6	0.51%
GEA Group AG	(237)	(6)	-0.51%
Eli Lilly & Co	53	6	0.51%
NVR Inc	(3)	(6)	-0.51%
AltaGas Ltd	(599)	(6)	-0.51%
Burlington Stores Inc	38	6	0.51%
(z)
Market neutral strategy that seeks to provide exposure to size risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
General Electric Co	(6,372)	(46)	-0.57%
Auto Trader Group PLC	7,720	45	0.55%
American International Group I	(1,132)	(45)	-0.54%
BHP Group PLC	(2,114)	(45)	-0.54%
Enel SpA	(7,584)	(44)	-0.54%
BHP Group Ltd	(1,810)	(44)	-0.53%
Marvell Technology Group Ltd	2,693	44	0.53%
Rio Tinto Ltd	(788)	(44)	-0.53%
Lennox International Inc	199	44	0.53%
Direct Line Insurance Group PL	10,656	43	0.53%
LVMH Moet Hennessy Louis Vuitt	(146)	(43)	-0.53%
AbbVie Inc	(470)	(43)	-0.53%
Glencore PLC	(11,632)	(43)	-0.53%
RSA Insurance Group PLC	6,582	43	0.53%
Rio Tinto PLC	(906)	(43)	-0.53%
AIA Group Ltd	(5,192)	(43)	-0.53%
Kering SA	(91)	(43)	-0.53%
Admiral Group PLC	1,646	43	0.52%
Keysight Technologies Inc	692	43	0.52%
Commonwealth Bank of Australia	(839)	(43)	-0.52%
Banco Santander SA	(9,398)	(43)	-0.52%
Lowe’s Cos Inc	(463)	(43)	-0.52%
Axalta Coating Systems Ltd	1,824	43	0.52%
Caterpillar Inc	(336)	(43)	-0.52%
Broadcom Inc	(168)	(43)	-0.52%
GoDaddy Inc	649	43	0.52%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Keyence Corp	(84)	(43)	-0.52%
Sensata Technologies Holding P	947	42	0.52%
Croda International PLC	708	42	0.52%
HSBC Holdings PLC	(5,123)	(42)	-0.52%
Sonova Holding AG	258	42	0.52%
BlackRock Inc	(107)	(42)	-0.52%
Vivendi SA	(1,728)	(42)	-0.51%
Danaher Corp	(409)	(42)	-0.51%
Allianz SE	(210)	(42)	-0.51%
Deere & Co	(282)	(42)	-0.51%
Qorvo Inc	692	42	0.51%
Kyocera Corp	(836)	(42)	-0.51%
Royal Dutch Shell PLC	(1,404)	(42)	-0.51%
Intesa Sanpaolo SpA	(18,849)	(42)	-0.51%
FANUC Corp	(276)	(42)	-0.51%
Sun Hung Kai Properties Ltd	(2,938)	(42)	-0.51%
Eli Lilly & Co	(362)	(42)	-0.51%
Safran SA	(346)	(42)	-0.51%
Baker Hughes a GE Co	(1,945)	(42)	-0.51%
Chubb Ltd	(324)	(42)	-0.51%
Berkshire Hathaway Inc	(205)	(42)	-0.51%
Severn Trent PLC	1,805	42	0.51%
Prudential PLC	(2,337)	(42)	-0.51%
Netflix Inc	(156)	(42)	-0.51%
(aa)
Market neutral strategy that seeks to provide exposure to quality risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Cash
US DOLLAR		4,654	97.99%
Common Stock
Barrick Gold Corp	(4,166)	(56)	-1.19%
Wheaton Precious Metals Corp	(1,977)	(39)	-0.81%
Kinross Gold Corp	(11,803)	(38)	-0.80%
Agnico Eagle Mines Ltd	(887)	(36)	-0.75%
Chemours Co/The	1,265	36	0.75%
Marvell Technology Group Ltd	(2,198)	(36)	-0.75%
Newmont Mining Corp	(1,013)	(35)	-0.74%
IAC/InterActiveCorp	192	35	0.74%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Lennox International Inc	(160)	(35)	-0.74%
Goldcorp Inc	(3,553)	(35)	-0.73%
Air Products & Chemicals Inc	(216)	(34)	-0.73%
American International Group I	(873)	(34)	-0.72%
Sealed Air Corp	985	34	0.72%
Hershey Co/The	320	34	0.72%
ServiceNow Inc	(193)	(34)	-0.72%
Kimberly-Clark Corp	(300)	(34)	-0.72%
Home Depot Inc/The	199	34	0.72%
CenterPoint Energy Inc	1,208	34	0.72%
Valero Energy Corp	454	34	0.72%
O’Reilly Automotive Inc	99	34	0.72%
QUALCOMM Inc	(597)	(34)	-0.72%
PPG Industries Inc	332	34	0.72%
Red Hat Inc	193	34	0.71%
Sherwin-Williams Co/The	86	34	0.71%
Cadence Design Systems Inc	780	34	0.71%
T Rowe Price Group Inc	367	34	0.71%
Edison International	596	34	0.71%
S&P Global Inc	199	34	0.71%
Baker Hughes a GE Co	1,573	34	0.71%
SS&C Technologies Holdings Inc	(748)	(34)	-0.71%
Charles Schwab Corp/The	(813)	(34)	-0.71%
Franco-Nevada Corp	(480)	(34)	-0.71%
Boeing Co/The	(104)	(34)	-0.71%
International Flavors & Fragra	250	34	0.71%
Vulcan Materials Co	(340)	(34)	-0.71%
MSCI Inc	228	34	0.71%
TJX Cos Inc/The	750	34	0.71%
Take-Two Interactive Software	(326)	(34)	-0.71%
DowDuPont Inc	(627)	(34)	-0.71%
Starbucks Corp	521	34	0.71%
Microchip Technology Inc	(466)	(34)	-0.71%
TransDigm Group Inc	(99)	(34)	-0.71%
Willis Towers Watson PLC	(221)	(34)	-0.71%
Avery Dennison Corp	373	33	0.71%
Celanese Corp	372	33	0.71%
Masco Corp	1,145	33	0.70%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
FirstEnergy Corp	(891)	(33)	-0.70%
Fairfax Financial Holdings Ltd	(76)	(33)	-0.70%
Vistra Energy Corp	(1,459)	(33)	-0.70%
(bb)
Dynamic strategy designed to provide a hedge in times of equity market stress. The strategy buys VIX futures when risk-off signal is triggered with the size dependent on the magnitude of the risk-off signal.

Top Underlying Components	Shares	Notional	Percentage of Notional
Cash
US DOLLAR		1,088	43.55%
Futures
CBOE VIX FUTURE Mar 19	33	719	28.80%
CBOE VIX FUTURE Apr 19	18	369	14.80%
CBOE VIX FUTURE Feb 19	14	321	12.86%
(cc)
Seeks to provide directional exposure that is short Wilshire US Large Cap Growth Equities Index.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Amazon.com Inc	(381)	(573)	-6.30%
Alphabet Inc	(539)	(558)	-6.13%
Apple Inc	(3,371)	(532)	-5.85%
Berkshire Hathaway Inc	(2,007)	(410)	-4.51%
Facebook Inc	(2,036)	(267)	-2.93%
Bank of America Corp	(8,927)	(220)	-2.42%
UnitedHealth Group Inc	(842)	(210)	-2.31%
Visa Inc	(1,570)	(207)	-2.28%
Home Depot Inc/The	(1,036)	(178)	-1.96%
Boeing Co/The	(503)	(162)	-1.78%
Mastercard Inc	(818)	(154)	-1.70%
Walt Disney Co/The	(1,304)	(143)	-1.57%
Comcast Corp	(3,989)	(136)	-1.49%
Broadcom Inc	(410)	(104)	-1.15%
Adobe Inc	(433)	(98)	-1.08%
Netflix Inc	(352)	(94)	-1.04%
PayPal Holdings Inc	(1,089)	(92)	-1.01%
Honeywell International Inc	(667)	(88)	-0.97%
salesforce.com Inc	(621)	(85)	-0.94%
NIKE Inc	(1,139)	(84)	-0.93%
Starbucks Corp	(1,231)	(79)	-0.87%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Thermo Fisher Scientific Inc	(354)	(79)	-0.87%
Costco Wholesale Corp	(388)	(79)	-0.87%
Gilead Sciences Inc	(1,153)	(72)	-0.79%
Booking Holdings Inc	(40)	(68)	-0.75%
Lockheed Martin Corp	(255)	(67)	-0.74%
NVIDIA Corp	(499)	(67)	-0.73%
Lowe’s Cos Inc	(721)	(67)	-0.73%
Cigna Corp	(328)	(62)	-0.68%
American Tower Corp	(384)	(61)	-0.67%
Anthem Inc	(230)	(60)	-0.66%
United Parcel Service Inc	(613)	(60)	-0.66%
Danaher Corp	(559)	(58)	-0.63%
Goldman Sachs Group Inc/The	(344)	(57)	-0.63%
Walgreens Boots Alliance Inc	(823)	(56)	-0.62%
Biogen Inc	(165)	(50)	-0.55%
TJX Cos Inc/The	(1,109)	(50)	-0.55%
Charles Schwab Corp/The	(1,190)	(49)	-0.54%
Charter Communications Inc	(164)	(47)	-0.51%
Colgate-Palmolive Co	(782)	(47)	-0.51%
BlackRock Inc	(113)	(44)	-0.49%
Intuitive Surgical Inc	(92)	(44)	-0.49%
Intuit Inc	(210)	(41)	-0.46%
EOG Resources Inc	(469)	(41)	-0.45%
S&P Global Inc	(236)	(40)	-0.44%
Celgene Corp	(624)	(40)	-0.44%
Intercontinental Exchange Inc	(522)	(39)	-0.43%
Boston Scientific Corp	(1,090)	(39)	-0.42%
Ecolab Inc	(255)	(38)	-0.41%
Kimberly-Clark Corp	(326)	(37)	-0.41%
(dd)
Seeks to provide directional exposure that is long Wilshire US Large Cap Value Equities Index.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Microsoft Corp	8,970	911	5.01%
Johnson & Johnson	4,810	621	3.42%
JPMorgan Chase & Co	6,054	591	3.25%
Exxon Mobil Corp	7,787	531	2.92%
Pfizer Inc	8,868	387	2.13%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Verizon Communications Inc	6,330	356	1.96%
Procter & Gamble Co/The	3,850	354	1.95%
Wells Fargo & Co	7,329	338	1.86%
Intel Corp	6,956	326	1.80%
AT&T Inc	11,233	321	1.76%
Chevron Corp	2,885	314	1.73%
Merck & Co Inc	4,074	311	1.71%
Cisco Systems Inc	7,100	308	1.69%
Coca-Cola Co/The	6,420	304	1.67%
PepsiCo Inc	2,171	240	1.32%
Walmart Inc	2,411	225	1.24%
Oracle Corp	4,770	215	1.19%
Citigroup Inc	3,876	202	1.11%
AbbVie Inc	2,181	201	1.11%
DowDuPont Inc	3,686	197	1.08%
McDonald’s Corp	1,102	196	1.08%
Abbott Laboratories	2,696	195	1.07%
Eli Lilly & Co	1,479	171	0.94%
3M Co	897	171	0.94%
Amgen Inc	876	171	0.94%
Philip Morris International In	2,406	161	0.88%
International Business Machine	1,397	159	0.87%
Union Pacific Corp	1,117	154	0.85%
Altria Group Inc	2,964	146	0.81%
United Technologies Corp	1,311	140	0.77%
Texas Instruments Inc	1,355	128	0.70%
Bristol-Myers Squibb Co	2,461	128	0.70%
QUALCOMM Inc	2,247	128	0.70%
US Bancorp	2,576	118	0.65%
NextEra Energy Inc	670	116	0.64%
Caterpillar Inc	903	115	0.63%
ConocoPhillips	1,786	111	0.61%
American Express Co	1,162	111	0.61%
CVS Health Corp	1,531	100	0.55%
Duke Energy Corp	1,095	94	0.52%
General Electric Co	12,065	91	0.50%
Mondelez International Inc	2,261	90	0.50%
Simon Property Group Inc	515	86	0.48%
See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Schedule of Investments — (continued)
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Automatic Data Processing Inc	651	85	0.47%
PNC Financial Services Group I	723	85	0.47%
CME Group Inc	448	84	0.46%
Becton Dickinson and Co	354	80	0.44%
CSX Corp	1,270	79	0.43%
Schlumberger Ltd	2,120	76	0.42%
Stryker Corp	488	76	0.42%
(ee)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	(208)	-10.64%
F — Federal Funds Effective Rate (As of December 31, 2018, F was 2.40%)
LIBOR — London Interbank Offered Rate (As of December 31, 2018, Three Month LIBOR was 2.81%)
USD — US Dollar, JPY — Japanese Yen, CHF — Swiss Franc, CAD — Canadian Dollar, SEK — Swedish Krona, NOK — Norwegian Krone, IDR — Indonesian Rupiah, INR — India Rupee, KRW — South Korean Won, PLN — Polish Zloty, MXN — Mexican Peso, ZAR — South African Rand, SGD — Singapore Dollar, CNH — Chinese Yuan, PHP — Philippine Peso, ILS — Israeli Shekel, CZK — Czech Koruna, EUR — Euro, HUF — Hungarian Forint, RUB — Russian Ruble, NZD — New Zealand Dollar, GBP — British Pound, TRY — Turkish Lira, TWD — Taiwan Dollar, CLP — Chilean Peso, BRL — Brazilian Real, AUD — Australian Dollar
See notes to consolidated financial statements.

FS Managed Futures Fund
Consolidated Schedule of Investments
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)
Portfolio Company	Footnotes	Yield	Number of Shares	Cost	Fair Value
Short-Term Investments – 100.0%
State Street Institutional Liquid Reserves Fund – Premier Class	(a)	2.50%	2,000,339	$2,000	$2,000
Total Short-Term Investments				2,000	2,000
TOTAL INVESTMENTS – 100.0%				$2,000	$2,000
Other Assets in Excess of Liabilities – 0.0%					0
Net Assets – 100.0%					$2,000

(a)
Rate represents the seven-day yield as of December 31, 2018. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

See notes to consolidated financial statements.

FS Global Macro Fund
Consolidated Schedule of Investments
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)
Portfolio Company	Footnotes	Yield	Number of Shares	Cost	Fair Value
Short-Term Investments – 100.0%
State Street Institutional Liquid Reserves Fund – Premier Class	(a)	2.50%	2,000,339	$2,000	$2,000
Total Short-Term Investments				2,000	2,000
TOTAL INVESTMENTS – 100.0%				$2,000	$2,000
Other Assets in Excess of Liabilities – 0.0%					0
Net Assets – 100.0%					$2,000

(a)
Rate represents the seven-day yield as of December 31, 2018. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

See notes to consolidated financial statements.

FS Real Asset Fund
Consolidated Schedule of Investments
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)
Portfolio Company	Footnotes	Yield	Number of Shares	Cost	Fair Value
Short-Term Investments – 100.0%
State Street Institutional Liquid Reserves Fund – Premier Class	(a)	2.50%	3,000,509	$3,000	$3,000
Total Short-Term Investments				3,000	3,000
TOTAL INVESTMENTS – 100.0%				$3,000	$3,000
Other Assets in Excess of Liabilities – 0.0%					0
Net Assets – 100.0%					$3,000

(a)
Rate represents the seven-day yield as of December 31, 2018. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

See notes to consolidated financial statements.

FS Long/Short Equity Fund
Schedule of Investments
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)
Portfolio Company	Footnotes	Yield	Number of Shares	Cost	Fair Value
Short-Term Investments – 100.0%
State Street Institutional Liquid Reserves Fund – Premier Class	(a)	2.50%	2,000,339	$2,000	$2,000
Total Short-Term Investments				2,000	2,000
TOTAL INVESTMENTS – 100.0%				$2,000	$2,000
Other Assets in Excess of Liabilities – 0.0%					0
Net Assets – 100.0%					$2,000

(a)
Rate represents the seven-day yield as of December 31, 2018. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

See notes to consolidated financial statements.

FS Market Neutral Fund
Schedule of Investments
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)
Portfolio Company	Footnotes	Yield	Number of Shares	Cost	Fair Value
Short-Term Investments – 100.0%
State Street Institutional Liquid Reserves Fund – Premier Class	(a)	2.50%	2,000,339	$2,000	$2,000
Total Short-Term Investments				2,000	2,000
TOTAL INVESTMENTS – 100.0%				$2,000	$2,000
Other Assets in Excess of Liabilities – 0.0%					0
Net Assets – 100.0%					$2,000

(a)
Rate represents the seven-day yield as of December 31, 2018. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

See notes to consolidated financial statements.

FS Event Driven Fund
Schedule of Investments
As of December 31, 2018
(dollar values in thousands, except share and per share amounts)
Portfolio Company	Footnotes	Yield	Number of Shares	Cost	Fair Value
Short-Term Investments – 100.0%
State Street Institutional Liquid Reserves Fund – Premier Class	(a)	2.50%	2,000,339	$2,000	$2,000
Total Short-Term Investments				2,000	2,000
TOTAL INVESTMENTS – 100.0%				$2,000	$2,000
Other Assets in Excess of Liabilities – 0.0%					0
Net Assets – 100.0%					$2,000

(a)
Rate represents the seven-day yield as of December 31, 2018. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

See notes to consolidated financial statements.

FS Series Trust
Consolidated Statements of Assets and Liabilities
(dollar values in thousands, except share and per share data)
	December 31, 2018
	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund*	FS Global Macro Fund*	FS Real Asset Fund*	FS Long/Short Equity Fund*	FS Market Neutral Fund*	FS Event Driven Fund*
Assets
Investments, at fair value	$96,655	$2,000	$2,000	$3,000	$2,000	$2,000	$2,000
Restricted cash	7,077	—	—	—	—	—	—
Collateral held at broker(1)	8,988	—	—	—	—	—	—
Receivable for investments sold	254	—	—	—	—	—	—
Receivable from Fund shares sold	339	—	—	—	—	—	—
Receivable due from investment manager	855	—	—	—	—	—	—
Dividends receivable	9	—	—	—	—	—	—
Interest receivable	663	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	7	—	—	—	—	—	—
Unrealized appreciation on swap contracts(2)	2,051	—	—	—	—	—	—
Payment due from broker	413	—	—	—	—	—	—
Swap income receivable(2)	146	—	—	—	—	—	—
Prepaid expenses and other assets	170	—	—	—	—	—	—
Total assets	$117,627	$2,000	$2,000	$3,000	$2,000	$2,000	$2,000
Liabilities
Investments sold short, at fair value	$14,118	$—	$—	$—	$—	$—	$—
Unrealized depreciation on forward foreign currency exchange contracts	7	—	—	—	—	—	—
Unrealized depreciation on swaps contracts(2)	1,106	—	—	—	—	—	—
Due to custodian	4,124	—	—	—	—	—	—
Payable for investments purchased	257	—	—	—	—	—	—
Payable for Fund shares repurchased	87	—	—	—	—	—	—
Dividends payable	60	—	—	—	—	—	—
Swap income payable(2)	130	—	—	—	—	—	—
Administrative services expense payable	302	—	—	—	—	—	—
Accounting and administrative fees payable	34	—	—	—	—	—	—
Professional fees payable	32	—	—	—	—	—	—
Trustees’ fees payable	11	—	—	—	—	—	—
Interest payable for short sales	2	—	—	—	—	—	—
Service fee – Class A	2	—	—	—	—	—	—
Other accrued expenses and liabilities	35	—	—	—	—	—	—
Total liabilities	$20,307	$—	$—	$—	$—	$—	$—
Net assets	$97,320	$2,000	$2,000	$3,000	$2,000	$2,000	$2,000

See notes to consolidated financial statements.

FS Series Trust
Consolidated Statements of Assets and Liabilities — (continued)
(dollar values in thousands, except share and per share data)

	December 31, 2018
	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund*	FS Global Macro Fund*	FS Real Asset Fund*	FS Long/Short Equity Fund*	FS Market Neutral Fund*	FS Event Driven Fund*
Composition of net assets
Common shares, $0.001 par value	$10	$0	$0	$0	$0	$0	$0
Capital in excess of par value	100,641	2,000	2,000	3,000	2,000	2,000	2,000
Accumulated earnings (deficit)	(3,331)	—	—	—	—	—	—
Net assets	$97,320	$2,000	$2,000	$3,000	$2,000	$2,000	$2,000
Investments, at amortized cost	$98,346	$2,000	$2,000	$3,000	$2,000	$2,000	$2,000
Investments sold short, at proceeds	$14,594	$—	$—	$—	$—	$—	$—
Commitments and contingencies(3)	$1,982	$—	$—	$—	$—	$—	$—
Class A Shares
Net Assets	$7,521	$25	$25	$25	$25	$25	$25
Shares Outstanding	776,764	2,500	2,500	2,500	2,500	2,500	2,500
Net Asset Value (“NAV”) and Redemption Price Per Share (net assets ÷ shares outstanding)	$9.68	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Maximum Offering Price Per Share (NAV ÷ 94.25% of net asset value per share)	$10.27	$10.61	$10.61	$10.61	$10.61	$10.61	$10.61
Class I Shares
Net Assets	$89,799	$1,975	$1,975	$2,975	$1,975	$1,975	$1,975
Shares Outstanding	9,241,564	197,500	197,500	297,500	197,500	197,500	197,500
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$9.72	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

*
Fund commenced investment operations on December 31, 2018

(1)
Represents cash on deposit at broker.

(2)
See Note 7 for a discussion of the Funds’ total return swap agreements.

(3)
See Note 11 for a discussion of the Funds’ commitments and contingencies.

See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Statement of Operations
(dollar values in thousands)
Year Ended December 31, 2018
Investment income
Dividend income	$25
Interest income (net of tax withholding – $35)	2,011
Total investment income	2,036
Operating expenses
Management fees	1,044
Administrative services expenses	843
Accounting and administrative fees	295
Other professional fees	71
Audit fees	75
Legal fees	130
Trustees’ fees	12
Distribution and service fees – Class A	17
Dividend and interest expense on securities sold short	237
Other general and administrative expenses	240
Total operating expenses	2,964
Less: Expense reimbursement from sponsor(1)	(2,417)
Net operating expenses	547
Net investment income	1,489
Realized and unrealized gain/loss
Net realized gain (loss) on investments	301
Net realized gain (loss) on forward foreign currency exchange contracts	1
Net realized gain (loss) on total return swaps(2)	(5,038)
Net realized gain (loss) on investments sold short	(14)
Net realized gain (loss) on foreign currency	(5)
Net realized gain (loss) on written options	(18)
Net change in unrealized appreciation (depreciation) on investments	(1,666)
Net change in unrealized appreciation (depreciation) on total return swaps(2)	867
Net change in unrealized appreciation (depreciation) on investments sold short	456
Total net realized gain (loss) and unrealized appreciation (depreciation)	(5,116)
Net increase (decrease) in net assets resulting from operations	$(3,627)

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Statements of Changes in Net Assets
(dollar values in thousands)
	Year Ended December 31, 2018	Period from May 16, 2017 (Commencement of Operations) through December 31, 2017(1)
Operations
Net investment income	$1,489	$187
Net realized gain (loss)	(4,773)	366
Net change in unrealized appreciation (depreciation) on investments	(1,666)	(25)
Net change in unrealized appreciation (depreciation) on total return swaps(2)	867	78
Net change in unrealized appreciation (depreciation) on investments sold short	456	20
Net increase (decrease) in net assets resulting from operations	(3,627)	626
Shareholder distributions(3)
Distributions to shareholders
Class A	(69)	—
Class I	(741)	—
Total distributions to shareholders	(810)	—
Net decrease in net assets resulting from shareholder distributions	(810)	—
Capital share transactions(4)
Issuance of common shares
Class A	9,503	2,850
Class I	66,618	51,221
Reinvestment of common shares
Class A	66	—
Class I	681	—
Redemption of common shares
Class A	(4,522)	(2)
Class I	(24,836)	(548)
Net increase in net assets resulting from capital share transactions	47,510	53,521
Total increase in net assets	43,073	54,147
Net assets at beginning of period	54,247	100
Net assets at end of period	$97,320	$54,247

(1)
The presentation for the period ended December 31, 2017 of distributions to shareholders has been updated to reflect the changes prescribed in amendments to Regulation S-X. As of December 31, 2017, the Fund had accumulated net investment loss of  $40.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(3)
See Note 6 for a discussion of the sources of distributions paid by the Fund.

(4)
See Note 3 for a discussion of the Fund’s common shares transactions.

See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Financial Highlights — Class A Shares
(dollar values in thousands, except share and per share data)
	Year Ended December 31, 2018	Period from May 16, 2017 (Commencement of Operations) through December 31, 2017
Per Share Data:(1)
Net asset value, beginning of period	$10.18	$10.00
Results of operations
Net investment income(2)	0.15	0.05
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	(0.57)	0.13
Net increase (decrease) in net assets resulting from operations	(0.42)	0.18
Shareholder Distributions(3)
Distributions from net realized gain on investments	(0.08)	—
Net increase (decrease) in net assets resulting from shareholder distributions	(0.08)	—
Net asset value, end of period	$9.68	$10.18
Shares outstanding, end of period	776,764	281,056
Total return(4)	(4.12)%	1.80%(5)
Ratio/Supplemental Data:
Net assets, end of period	$7,521	$2,860
Ratio of net investment income to average net assets(6)	1.55%	0.81%
Ratio of total operating expenses to average net assets(6)	3.63%	5.34%
Ratio of expense reimbursement from sponsor to average net assets(6)(7)	(2.76)%	(4.57)%
Ratio of net operating expenses to average net assets(6)	0.87%	0.77%
Portfolio turnover rate(5)	317%	133%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general

See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Financial Highlights — Class A Shares — (continued)
(dollar values in thousands, except share and per share data)

economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.
(5)
Information presented is not annualized.

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (1.21)% and (3.76)% for the year ended December 31, 2018 and for the period from May 16, 2017 (Commencement of Operations) through December 31, 2017, respectively.

See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Financial Highlights — Class I Shares
(dollar values in thousands, except share and per share data)
	Year Ended December 31, 2018	Period from May 16, 2017 (Commencement of Operations) through December 31, 2017
Per Share Data:(1)
Net asset value, beginning of period	$10.19	$10.00
Results of operations
Net investment income(2)	0.18	0.06
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	(0.57)	0.13
Net increase (decrease) in net assets resulting from operations	(0.39)	0.19
Shareholder distributions(3)
Distributions from net realized gain on investments	(0.08)	—
Net decrease in net assets resulting from shareholder distributions	(0.08)	—
Net asset value, end of period	$9.72	$10.19
Shares outstanding, end of period	9,241,564	5,043,239
Total return(4)	(3.82)%	1.90%(5)
Ratio/Supplemental Data:
Net assets, end of period	$89,799	$51,387
Ratio of net investment income to average net assets(6)	1.80%	0.88%
Ratio of total operating expenses to average net assets(6)	3.54%	4.62%
Ratio of expense reimbursement from sponsor to average net assets(6)(7)	(2.91)%	(4.10)%
Ratio of net operating expenses to average net assets(6)	0.63%	0.52%
Portfolio turnover rate(5)	317%	133%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not

See notes to consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Consolidated Financial Highlights — Class I Shares — (continued)
(dollar values in thousands, except share and per share data)

be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund’s investment portfolio during the applicable period on a per class basis and do not represent an actual return to shareholders.
(5)
Information presented is not annualized.

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (1.10)% and (3.22)% for the year ended December 31, 2018 and for the period from May 16, 2017 (Commencement of Operations) through December 31, 2017, respectively.

See notes to consolidated financial statements.

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)
Note 1. Principal Business and Organization
FS Series Trust (the “Trust”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on November 28, 2016. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2018, the Trust consists of seven active series, all of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): (i) FS Multi-Strategy Alternatives Fund (“FSMS”) and (ii) FS Managed Futures Fund (“Managed Futures”), FS Global Macro Fund (“Global Macro”), FS Real Asset Fund (“Real Asset”), FS Long/Short Equity Fund (“Long/Short Equity”), FS Market Neutral Fund (“Market Neutral”) and FS Event Driven Fund (“Event Driven” and, collectively with Managed Futures, Global Macro, Real Asset, Long/Short Equity and Market Neutral, the “New Funds” and each individually, a “New Fund”). FS Fund Advisor, LLC (the “Adviser”) serves as the investment adviser of each Fund.
FSMS commenced investment operations on May 16, 2017. Each of the New Funds commenced investment operations on December 31, 2018.
Each Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with their own investment objective and policies.
•
FS Multi-Strategy Alternatives Fund investment objective is to provide shareholders with positive absolute returns over a complete market cycle.

•
FS Managed Futures Fund seeks to provide positive absolute returns with low correlation to traditional investments.

•
FS Global Macro Fund seeks to provide positive returns through capital appreciation and income.

•
FS Real Asset Fund seeks to provide total returns consisting of capital appreciation and income.

•
FS Long/Short Equity Fund seeks to provide equity-like returns through long-short investing within equity markets.

•
FS Market Neutral Fund seeks to provide capital appreciation.

•
FS Event Driven Fund seeks to provide capital appreciation.

Each Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act. FSMS has elected and each New Fund intends to elect to be treated for U.S. federal income tax purposes, and each Fund intends to qualify annually thereafter, as a regulated investment company (“RIC”) as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
As of December 31, 2018, FSMS had one wholly owned subsidiary, FS Alternatives Fund (Cayman), Managed Futures had one wholly owned subsidiary, FS Managed Futures Fund (Cayman), Global Macro had one wholly owned subsidiary, FS Global Macro Fund (Cayman), and Real Asset had one wholly owned subsidiary FS Real Asset Fund (Cayman), (collectively, the “Subsidiaries”), through which they may gain exposure to commodities. The audited consolidated financial statements include both the Funds’ accounts and the accounts of the Subsidiaries. All intercompany balances have been eliminated in consolidation.
The New Funds commenced operations on December 31, 2018, and had no activity other than investing their cash in a money market fund. As such, no statement of operations, statement of changes in net assets or financial highlights have been presented.

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies
Basis of Presentation:   The accompanying consolidated financial statements of the Funds have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies under Accounting Standards Codification Topic 946, Financial Services — Investment Companies. Each Fund has evaluated the impact of subsequent events through the date the respective consolidated financial statements were issued and filed with the U.S. Securities and Exchange Commission (“SEC”).
Use of Estimates:   The preparation of the Funds’ audited consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the consolidated audited financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Many of the amounts have been rounded and all amounts are in thousands, except share and per share amounts.
Cash and Cash Equivalents:   The Funds consider all highly liquid investments with original maturities of three months or less to be cash equivalents. The Funds invests their excess cash in an institutional money market fund, which is stated at fair value. The Funds’ uninvested cash is maintained with a high credit quality financial institution.
Valuation of Portfolio Investments:   The Funds determine the net asset value (“NAV”) of their common shares on each day that the New York Stock Exchange (“NYSE”) is open for business as of the close of the regular trading session (normally 4:00 pm Eastern Time). Each Class A share of beneficial interest (“Class A Share”) is offered at NAV plus the applicable sales load, while each Class I Share of beneficial interest (“Class I Share”) is offered at NAV. The Funds calculate NAV per share on a class-specific basis. The NAV of a class of shares depends on the number of shares of the applicable class outstanding at the time the NAV of the applicable share class is determined. As such, the NAV of each class of shares may vary if such Fund sells different amounts of shares per class. The Funds’ assets and liabilities are valued in accordance with the principles set forth below.
The Adviser values the Funds’ assets in good faith pursuant to the Funds’ valuation policy and consistently applied valuation process, which was developed by the audit committee of the Trust’s board of trustees (“Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to the Adviser. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Funds’ investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Funds’ valuation process.
Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) issued by the Financial Accounting Standards Board (“FASB”) clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

When determining the fair value of an asset or liability, the Adviser seeks to determine the price that would be received from the sale of the asset or paid to transfer the liability in an orderly transaction between market participants at the measurement date, in accordance with ASC Topic 820. Fair value determinations are based upon all available inputs that the Adviser deems relevant, which may include indicative dealer quotes, values of like securities, recent portfolio company financial statements and forecasts, and valuations prepared by third-party valuation services. However, determination of fair value involves subjective judgments and estimates. Accordingly, the notes to the Funds’ audited consolidated financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Funds’ audited consolidated financial statements.
The Funds expect that their portfolios will primarily consist of securities listed or traded on a recognized securities exchange or automated quotation system (“Exchange-Traded Security”) or securities traded on a privately negotiated over-the-counter (“OTC”) secondary market for institutional investors for which indicative dealer quotes are available (“OTC Security”).
For purposes of calculating NAV, the Adviser uses the following valuation methods:
•
The market value of each Exchange-Traded Security is the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is trade.

•
If no sale is reported for an Exchange-Traded Security on the valuation date or if a security is an OTC Security, the Funds value such security using quotations obtained from an independent third-party pricing service, which provides prevailing bid and ask prices that are screened for validity by the service from dealers on the valuation date. For investments for which a third-party pricing service is unable to obtain quoted prices, the Funds obtain bid and ask prices directly from dealers who make a market in such securities. In all such cases, securities are valued at the midpoint of the average bid and ask prices obtained from such sources.

•
To the extent that the Funds hold investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Funds will value such investments at fair value as determined in good faith by the Adviser in accordance with the Funds’ valuation policy and pursuant to authority delegated by the Board as described below. In making such determination, the Adviser may rely upon valuations obtained from an independent valuation firm.

•
Forward foreign currency exchange contracts are valued at the mean of the appropriate foreign exchange rates at the close of regular trading on the NYSE. Exchange rates and forward points used to convert prices are obtained from independent third-party pricing services.

In making its determination of fair value, the Adviser may use independent third-party pricing or valuation services; provided that the Adviser shall not be required to determine fair value in accordance with the valuation provided by any single source, and the Adviser shall retain the discretion to use any relevant data, including information obtained from any independent third-party valuation or pricing service, that the Adviser deems to be reliable in determining fair value under the circumstances.
Below is a description of factors that may be considered when valuing securities for which no active secondary market exists. Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing interest rates for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into discounted cash flow models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the portfolio company in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.
For equity interests, various factors may be considered in determining fair value, including multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a portfolio company or a Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or an acquisition, recapitalization, restructuring or other related items.
Other factors that may be considered in valuing securities include private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the portfolio companies, the acquisition price of such investment or industry practices in determining fair value. The Adviser may also consider the size and scope of a portfolio company and its specific strengths and weaknesses, and may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/or the size of the portfolio company relative to comparable firms, as well as such other factors as the Adviser, in consultation with any third-party valuation or pricing service, if applicable, may consider relevant in assessing fair value.
If a Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value. Portfolio securities that carry certain restrictions on sale will typically be valued at a discount from the public market value of the security, where applicable.
If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when a Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by the Adviser, under the supervision of the Board.
While the Funds’ policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot ensure that fair values determined by the Adviser would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold. The Funds will periodically benchmark the bid and ask prices received from the third-party pricing service and/or dealers, as applicable, and valuations received from the third-party valuation service against the actual prices at which it purchases and sells its investments. The Funds believe that these prices will be reliable indicators of fair value.
Revenue Recognition:   Security transactions are accounted for on the trade date. The Funds record interest income and expense on an accrual basis. The Funds record dividend income and expense on the ex-dividend date. The Funds do not accrue as a receivable interest or dividends on loans and securities if they have reason to doubt their ability to collect such income. The Funds consider many factors relevant to an investment when placing it on or removing it from non-accrual status, including, but not limited to, the delinquency status of the investment, economic and business conditions, the overall financial condition of the underlying investment, the value of the underlying collateral, bankruptcy status, if any, and any other

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

facts or circumstances relevant to the investment. If there is reasonable doubt that the Funds will receive any previously accrued interest, then the previously recognized interest income will be written-off. Payments received on non-accrual investments may be recognized as income or applied to principal depending upon the collectability of the remaining principal and interest. Non-accrual investments may be restored to accrual status when principal and interest become current and are likely to remain current based on the Funds’ judgment.
Loan origination fees, original issue discount, and market discount are capitalized and such amounts are amortized as interest income over the respective term of the loan or security. Structuring and other non-recurring upfront fees are recorded as fee income when earned. The Funds record prepayment premiums on loans and securities as fee income when they receive such amounts.
Net Realized Gains or Losses, Net Change in Unrealized Appreciation or Depreciation and Net Change in Unrealized Gains or Losses on Foreign Currency:   Gains or losses on the sale of investments will be calculated by using the specific identification method. The Funds measure realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, without regard to unrealized appreciation or depreciation previously recognized, but considering unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period, including any reversal of previously recorded unrealized gains or losses, when gains or losses are realized. Net change in unrealized gains or losses on foreign currency reflects the change in the value of receivables or accruals during the reporting period due to the impact of foreign currency fluctuations.
Organization and Offering Costs:   Organization costs include, among other things, the cost of formation as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Trust’s organization. Franklin Square Holdings, L.P. (“FS Investments”), the Funds’ sponsor and an affiliate of the Adviser has assumed the Trust’s organization costs and will not seek reimbursement of such costs. Offering costs primarily include, among other things, marketing expenses and printing, legal and due diligence fees and certain costs pertaining to each Fund’s continuous public offering of its common shares, including the salaries and direct expenses of the Adviser’s personnel, employees of its affiliates and others while engaged in such activities. FS Investments has assumed all of the Funds’ offering costs and will not seek reimbursement of such costs incurred as of December 31, 2018.
Income Taxes:   FSMS has elected and each New Fund intends to elect to be treated for U.S. federal income tax purposes, and each Fund intends to qualify annually thereafter, as a RIC under Subchapter M of the Code. To qualify and maintain qualification as a RIC, the Funds must, among other things, meet certain source-of-income and asset diversification requirements and distribute to its shareholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally each Fund’s net ordinary income plus the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. As a RIC, each Fund will not have to pay corporate-level U.S. federal income taxes on any income that it distributes to its shareholders. Each Fund intends to make distributions in an amount sufficient to maintain its RIC status each year and to avoid any U.S. federal income taxes on income so distributed. Each Fund will also be subject to nondeductible U.S. federal excise taxes if it does not distribute at least 98% of net ordinary income, 98.2% of capital gain net income, if any, and any recognized and undistributed income from prior years for which it paid no U.S. federal income taxes.
Uncertainty in Income Taxes:   Each Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in its consolidated financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax liabilities as income tax expense on its consolidated statement of operations. During the year ended December 31, 2018, the Funds did not incur any interest or penalties related to unrecognized tax liabilities.
Each Fund has analyzed the tax positions taken on U.S. federal and state income tax returns for all open tax years, and has concluded that no provision for income tax for uncertain tax positions is required in its consolidated financial statements. Each Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not yet expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Swaps:   Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Pursuant to swap agreements, the Funds either make floating-rate payments based on a benchmark index in exchange for fixed or floating rate payments or the Funds make fixed or floating rate payments in exchange for floating-rate payments based on the return of a benchmark index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Funds are exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index. The Funds enter into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Funds’ net assets below a certain level over a certain period of time, which would trigger a payment by a Fund for those derivatives in a liability position.
The OTC derivatives in which the Funds invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by such Fund of any net liability owed to it. The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

accounts by such Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash at the Fund’s custodian, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability on the consolidated statement of assets and liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the consolidated schedule of investments. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statements of assets and liabilities.
Forward foreign currency exchange contracts:   Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Funds may utilize forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Funds’ investments. These instruments may be used for other purposes in future periods. The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Funds will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds’ investments. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the consolidated statements of assets and liabilities.
Securities Sold Short:   The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis.
Options:   The Funds may purchase call and put options in an effort to manage risk and/or generate gains from options premiums. When a Fund buys a call option, it gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates such Fund to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When a Fund buys a put option, it gives the holder the right to sell and obligates such Fund to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When a Fund buys an option, an amount equal to the premium received by such Fund is reflected as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an instrument is purchased or sold through an exercise of an option, the related premium received is deducted from the basis of the instrument acquired or added to the proceeds of the instrument sold. When an option expires, a Fund realizes a gain on the option to the extent of the premiums received. When an option is exercised, a Fund realizes a loss to the extent the cost of closing the option exceeds the premiums received, or a gain to the extent the premiums received exceed the cost of closing the option.
Recent accounting pronouncements:   In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement (Topic 820), or ASU 2018-13. ASU 2018-13 introduces new fair value disclosure

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

requirements and eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Each Fund is currently evaluating the impact of ASU 2018-13 on its financial statements.
In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities, or ASU 2017-08, which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Each Fund is currently evaluating the impact of ASU 2017-08 on its financial statements.
In October 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or changes in the information environment.” The compliance date for the amendments to Regulation S-X is November 5, 2018 (for reporting period end dates of September 30, 2018 or after). Management has evaluated the impact of the amendments and determined the effect of the adoption of the rules will simplify certain disclosure requirements in the current year financial statements.
Distributions:   Distributions to the Funds’ shareholders will be recorded as of the record date. Subject to the discretion of the Board and applicable legal restrictions, the Funds currently intend to authorize and declare distributions in an amount sufficient to maintain its RIC status each year and to avoid any federal income taxes on income so distributed.
Note 3. Share Transactions
Below is a summary of transactions with respect to the FSMS’s common shares during the year ended December 31, 2018 and period from May 16, 2017 (Commencement of Operations) to December 31, 2017 and with respect to the New Funds common shares for the period ended December 31, 2018:
FS Multi-Strategy Alternatives Fund Class A Shares	For the Year Ended December 31, 2018		Period from May 16, 2017 (Commencement of Operations) to December 31, 2017
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	947,198	$9,622	281,306	$2,850
Commissions and Dealer Manager Fees	—	(119)	—	—
Reinvestment of Distributions	6,871	66	—	—
Redemptions	(458,361)	(4,522)	(250)	(2)
Net Proceeds from Class A Share Transactions	495,708	$5,047	281,056	$2,848

Class I Shares(1)	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	6,630,065	$66,618	5,087,128	$51,221
Reinvestment of Distributions	70,907	681	—	—
Redemptions	(2,502,647)	(24,836)	(53,889)	(548)
Net Proceeds from Class I Share Transactions	4,198,325	$42,463	5,033,239	$50,673
Net Proceeds to the Fund	4,694,033	$47,510	5,314,295	$53,521

(1)
Class I issued 10,000 common shares at $10 per share for a total amount of  $100 prior to May 16, 2017 (Commencement of Operations).

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 3. Share Transactions — (continued)

FS Managed Futures Fund* Class A Shares	For the Period Ended December 31, 2018
	Shares	Amount
Gross Proceeds from Issuance	2,500	$25
Redemptions	—	—
Net Proceeds from Class A Share Transactions	2,500	$25

Class I Shares	Shares	Amount
Gross Proceeds from Issuance	197,500	$1,975
Redemptions	—	—
Net Proceeds from Class I Share Transactions	197,500	$1,975
Net Proceeds from Fund Share Transactions	200,000	$2,000

*
Fund commenced investment operations on December 31, 2018.

FS Global Macro Fund* Class A Shares	For the Period Ended December 31, 2018
	Shares	Amount
Gross Proceeds from Issuance	2,500	$25
Redemptions	—	—
Net Proceeds from Class A Share Transactions	2,500	$25

Class I Shares	Shares	Amount
Gross Proceeds from Issuance	197,500	$1,975
Redemptions	—	—
Net Proceeds from Class I Share Transactions	197,500	$1,975
Net Proceeds from Fund Share Transactions	200,000	$2,000

*
Fund commenced investment operations on December 31, 2018.

FS Real Asset Fund* Class A Shares	For the Period Ended December 31, 2018
	Shares	Amount
Gross Proceeds from Issuance	2,500	$25
Redemptions	—	—
Net Proceeds from Class A Share Transactions	2,500	$25

Class I Shares	Shares	Amount
Gross Proceeds from Issuance	297,500	$2,975
Redemptions	—	—
Net Proceeds from Class I Share Transactions	297,500	$2,975
Net Proceeds from Fund Share Transactions	300,000	$3,000

*
Fund commenced investment operations on December 31, 2018.

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 3. Share Transactions — (continued)

FS Long/Short Equity Fund* Class A Shares	For the Period Ended December 31, 2018
	Shares	Amount
Gross Proceeds from Issuance	2,500	$25
Redemptions	—	—
Net Proceeds from Class A Share Transactions	2,500	$25

Class I Shares	Shares	Amount
Gross Proceeds from Issuance	197,500	$1,975
Redemptions	—	—
Net Proceeds from Class I Share Transactions	197,500	$1,975
Net Proceeds from Fund Share Transactions	200,000	$2,000

*
Fund commenced investment operations on December 31, 2018.

FS Market Neutral Fund* Class A Shares	For the Period Ended December 31, 2018
	Shares	Amount
Gross Proceeds from Issuance	2,500	$25
Redemptions	—	—
Net Proceeds from Class A Share Transactions	2,500	$25

Class I Shares	Shares	Amount
Gross Proceeds from Issuance	197,500	$1,975
Redemptions	—	—
Net Proceeds from Class I Share Transactions	197,500	$1,975
Net Proceeds from Fund Share Transactions	200,000	$2,000

*
Fund commenced investment operations on December 31, 2018.

FS Event Driven Fund* Class A Shares	For the Period Ended December 31, 2018
	Shares	Amount
Gross Proceeds from Issuance	2,500	$25
Redemptions	—	—
Net Proceeds from Class A Share Transactions	2,500	$25

Class I Shares	Shares	Amount
Gross Proceeds from Issuance	197,500	$1,975
Redemptions	—	—
Net Proceeds from Class I Share Transactions	197,500	$1,975
Net Proceeds from Fund Share Transactions	200,000	$2,000

*
Fund commenced investment operations on December 31, 2018.

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 4. Related Party Transactions
Compensation of the Investment Adviser and its Affiliates
Pursuant to the investment management agreement, dated as of April 25, 2017 by and between the Adviser and FSMS and each investment management agreement, dated as of November 29, 2018 by and between the Adviser and each New Fund, respectively (collectively, the “Management Agreements”), the Adviser is entitled to a management fee in consideration of the advisory services provided by the Adviser to the Funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an affiliate of the Funds. The management fee is calculated and payable quarterly in arrears at the annual rates of each Fund’s average daily net assets during such period noted in the table below:
Fund	Period	Fee
FS Multi-Strategy Alternatives Fund	Quarterly	1.25%
FS Managed Futures Fund	Quarterly	1.15%
FS Global Macro Fund	Quarterly	1.15%
FS Real Asset Fund	Quarterly	1.15%
FS Long/Short Equity Fund	Quarterly	1.20%
FS Market Neutral Fund	Quarterly	1.20%
FS Event Driven Fund	Quarterly	1.20%
The Adviser has contractually agreed to waive its management fee for FSMS until the earlier of (i) April 30, 2019 or (ii) the date on which the gross proceeds that have been received by the FSMS from investors, in aggregate, exceed $175 million. The Adviser has contractually agreed to waive its management fee for each of the New Funds until December 17, 2019.
Pursuant to the administration agreement, dated as of April 26, 2017, by and between FSMS and the Adviser, and each administration agreement, dated as of November 29, 2018 by and between the Adviser and each New Fund, respectively (collectively, the “Administration Agreements”), the Funds reimburse the Adviser for its actual costs incurred in providing administrative services to the Funds, including the Adviser’s allocable portion of the compensation and related expenses of certain personnel of FS Investments providing administrative services to the Funds on behalf of the Adviser. The Adviser is required to allocate the cost of such services to the Funds based on factors such as assets, revenues, time allocations and/or other reasonable metrics. The Board reviews the methodology employed in determining how the expenses are allocated to the Funds and the proposed allocation of the administrative expenses among the Funds and certain affiliates of the Adviser. The Board then assesses the reasonableness of such reimbursements for expenses allocated to the Funds based on the breadth, depth and quality of such services as compared to the estimated cost to the Funds of obtaining similar services from third-party service providers known to be available. In addition, the Board considers whether any single third-party service provider would be capable of providing all such services at comparable cost and quality. Finally, the Board, among other things, compares the total amount paid to the Adviser for such services as a percentage of the Funds’ respective net assets to the same ratios reported by other comparable investment companies. The Funds will not reimburse the Adviser for any services for which it receives a separate fee or for any administrative expenses allocated to a controlling person of the Adviser. Reimbursements of administrative expenses to the Adviser are subject to the Expense Limitation (defined below). The following table describes the fees and expenses accrued under the Management Agreement and the Administration Agreement for FSMS during the year ended December 31, 2018:

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 4. Related Party Transactions — (continued)

Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Management Agreement	Management Fee(1)	$1,044
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$843

(1)
As described above, the Adviser has contractually agreed to waive the $1,044 in management fees payable during the year ended December 31, 2018.

(2)
During the year ended December 31, 2018, $795 of the accrued administrative services expenses related to the allocation of costs of administrative personnel for services rendered by the Adviser and the remainder related to other reimbursable expenses. During the year ended December 31, 2018, $601 of administrative services expenses were paid to the Adviser.

The New Funds began operations on December 31, 2018 and no management fees or administrative fees have been charged to the New Funds under their respective Management Agreements and Administration Agreements as of December 31, 2018.
Expense Limitation Agreement
Pursuant to the expense limitation agreement, dated as of April 26, 2017, by and between the Adviser and FSMS, and each expense limitation agreement, dated as of November 29, 2018, by and between the Adviser and each New Fund, respectively (collectively, the “Expense Limitation Agreements”), the Adviser agreed to pay or absorb, on a quarterly basis, the “ordinary operating expenses” (as defined below) of each Fund to the extent that such expenses exceed 0.25% per annum of the respective Fund’s average daily net assets (the “Expense Limitation”). The respective Expense Limitation Agreement, which became effective April 27, 2017 for FSMS and December 17, 2018 for the New Funds, will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board and by the Adviser.
Amounts waived under the Expense Limitation for each Fund may be recouped by or repaid to the Adviser, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years after the Adviser bears the expense; and (2) the reimbursement may not be made if it would cause the lower of the respective Fund’s then-current expense limitation, if any, or the expense limitation that was in effect at the time when the Adviser waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded.
The Expense Limitation Agreements may not be terminated by the Adviser, but may be terminated by the Board on written notice to the Adviser. For the purposes of the Expense Limitation Agreements, “ordinary operating expenses” for a class of Shares consist of all ordinary expenses of a Fund attributable to such class, including administration fees, transfer agent fees, offering expenses, fees paid to the respective Fund’s trustees, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) management fees, (b) distribution or servicing fees, (c) interest, (d) taxes, (e) brokerage fees and commissions, (f) dividends and interest paid on short positions, (g) acquired fund fees and expenses and (h) extraordinary expenses. The specific amount of expenses waivable and/or payable by the Adviser pursuant to the Expense Limitation Agreements, if any, is determined at the end of each fiscal quarter. Similarly, the conditional obligation of the Funds to repay the Adviser pursuant to the terms of such Expense Limitation Agreement shall survive the termination of such agreement by either party.
During the year ended December 31, 2018, FSMS accrued $1,373 pursuant to its Expense Limitation Agreement that FS Investments has agreed to pay. These amounts may be subject to conditional repayment by FSMS as described above. As of December 31, 2018, $1,982 remains potentially subject to repayment,

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 4. Related Party Transactions — (continued)

$609 of which relates to expense reimbursement for the period ended December 31, 2017. The New Funds began operations on December 31, 2018 and did not accrue any amount under their respective Expense Limitation Agreements for the year ended December 31, 2018.
The Funds’ distributor, ALPS Distributors, Inc., has entered into a “wholesaling” agreement with FS Investment Solutions, LLC (“FS Solutions”), a registered broker-dealer and an affiliate of the Adviser. Pursuant to the terms of the wholesaling agreement, FS Solutions seeks to market and otherwise promote the Funds through various “wholesale” distribution channels, including but not limited to, the independent broker-dealer channel, the registered investment adviser channel and the wirehouse channel. FS Solutions may receive compensation for certain sales, promotional and marketing services provided to the Funds in connection with the distribution of certain classes of the Funds’ shares. FS Solutions received $5 in initial sales charges in connection with the distribution of Class A shares of FSMS for the year ended December 31, 2018.
Note 5. Distribution and Service Plan
Pursuant to the Amended and Restated Distribution call Service Plan, each Fund’s Class A Shares bear 12b-1 fees at an annual rate of 0.25% of the average daily net assets of such Fund attributable to Class A Shares. Payments of the 12b-1 fee may be made without regard to expenses actually incurred. The Funds’ Class I shares are not subject to 12b-1 fees.
Note 6. Income Taxes
Each Fund intends to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of such Fund, unless the shareholder elects to receive cash distributions. During the year ended December 31, 2018, FSMS declared and paid gross distributions in the amount of  $0.08 (as adjusted for any applicable share class expenses) per share in the total amount of  $810. The timing and amount of any future distributions to shareholders are subject to applicable legal restrictions and the sole discretion of the Board.
The following table reflects the sources of the cash distributions on a tax basis that FSMS paid on its common shares during the year ended December 31, 2018:
	Year Ended December 31, 2018
Source of Distribution	Distribution Amount	Percentage
Net investment income(1)	$810	100%
Long-term capital gains	—	—
Return of capital	—	—
Total	$810	100%

(1)
FSMS’s net investment income on a tax basis for the year ended December 31, 2018 was $542. The determination of the tax attributes of FSMS’s distributions is made annually as of the end of the calendar year and based upon the FSMS’s taxable income for the full year and distributions paid for the full year. Therefore, a determination made on an interim basis may not be representative of the actual tax attributes of FSMS’s distributions for a full year. The actual tax characteristics of distributions to shareholders are reported to shareholders annually on Form 1099-DIV.

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 6. Income Taxes — (continued)

FSMS net investment income on a tax basis for the year ended December 31, 2018 was $542. As of December 31, 2018, FSMS had $460 of undistributed net investment income on a tax basis.
The difference between FSMS’s GAAP-basis net investment income and its tax-basis net investment income is primarily due to total return swap and forward gains/losses being reclassed to ordinary income, GAAP to tax income and loss differences from FS Alternatives Fund (Cayman) and the mark-to-market on total return swaps and forwards. The following table sets forth a reconciliation between GAAP-basis net investment income and tax-basis net investment income of FSMS for the year ended December 31, 2018:
GAAP-basis net investment income (loss)	$1,489
Total return and forward swap gain/losses reclassed to ordinary income	(1,663)
Mark-to-market on total return swaps and forwards	639
Other miscellaneous differences	77
Tax-basis net investment income (loss)	$542

The Fund may make certain adjustments to the classification of net assets as a result of permanent book-to-tax differences. During the year ended December 31, 2018, the Fund increased accumulated earnings (deficit) by $463 and decreased capital in excess of par value by $463.
As of December 31, 2018, the components of accumulated earnings (loss) on a tax basis were as follows:
Distributable ordinary income	$460
Accumulated capital gains	(2,797)
Net unrealized appreciation (depreciation)	(994)
Total	$(3,331)

The aggregate cost of FSMS’s investments for U.S. federal income tax purposes totaled $98,353 as of December 31, 2018. Aggregate net unrealized appreciation (depreciation) on a tax basis was $(993), which was comprised of gross unrealized appreciation of  $1,010 and gross unrealized depreciation of  $(2,003), as of December 31, 2018.
The New Funds commenced operations on December 31, 2018, and had no activity other than investing their cash in a money market fund. As such, no tax disclosures for the New Funds have been presented.
Note 7. Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward contracts, futures contracts, swap contracts and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The Fund invests in such derivatives in order to meet its investment objectives. The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
The Funds are subject to credit risk in the normal course of pursuing its investment objectives. The Funds may enter into total return swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest or to enhance its returns. The Funds may also purchase and write call and put options in an effort to manage risk and/or generate gains from options premiums.

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

The Funds may enter into swap contracts containing provisions allowing the counterparty to terminate the contract under certain conditions, including, but not limited to, a decline in the respective Fund’s NAV below a certain level over a certain period of time, which would trigger a payment by such Fund for those swaps in a liability position. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the writer to sell (if the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. The fair value of open derivative instruments held by FSMS (which are not considered to be hedging instruments for accounting disclosure purposes) as of December 31, 2018 was as follows:
Fair Value
	Asset Derivative	Liability Derivative
Foreign Currency Risk
Forward foreign currency exchange contracts	$7(1)	$7(2)
Credit Risk
Total return swap contracts	$2,051(3)	$1,106(4)

FSMS’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows.
(1)
Unrealized appreciation on forward foreign currency exchange contracts.

(2)
Unrealized depreciation on forward foreign currency exchange contracts.

(3)
Unrealized appreciation on total return swaps.

(4)
Unrealized depreciation on total return swaps.

The following tables present the FSMS’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by FSMS for assets or pledged by FSMS for liabilities as of December 31, 2018:
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Barclays Bank PLC	$330	$55	$—	$—	$275
Deutsche Bank	$12	$12	$—	$—	$—
Goldman Sachs International	$74	$71	$—	$—	$3
JPMorgan Chase Bank, N.A.	$1,022	$71	$—	$—	$951
Morgan Stanley & Co. International PLC	$7	$7	$—	$—	$—
Morgan Stanley Capital Services LLC	$613	$613	$—	$—	$—
Societe Generale	$—	$—	$—	$—	$—

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Barclays Bank PLC	$55	$55	$—	$—	$—
Deutsche Bank	$15	$12	$—	$3	$—
Goldman Sachs International	$71	$71	$—	$—	$—
JPMorgan Chase Bank, N.A.	$71	$71	$—	$—	$—
Morgan Stanley & Co. International PLC	$7	$7	$—	$—	$—
Morgan Stanley Capital Services LLC	$852	$613	$—	$239	$—
Societe Generale	$42	$—	$—	$42	$—

(1)
In some instances, the actual amount of the collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(2)
Net amount of derivative assets represents the net amount due from the counterparty to FSMS in the event of default.

(3)
Net amount of derivative liabilities represents the net amount due from FSMS to the counterparty in the event of default.

The effect of derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) on FSMS’s consolidated statement of operations for the year ended December 31, 2018 was as follows:
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign Currency Risk
Forward foreign currency exchange contracts	$1(1)	$—
Credit Risk
Total return swap contracts	$(5,038)(2)	$867(3)
Written Options	$(18)(4)	$—

FSMS’s derivative instruments at fair value by risk, presented in the table above, are reported on FSMS’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on forward foreign currency exchange contracts.

(2)
Net realized gain (loss) on total return swap contracts.

(3)
Net change in unrealized appreciation (depreciation) on total return swap contracts.

(4)
Net realized gain (loss) on written options.

The average notional amount of forward foreign currency exchange contracts and total return swap contracts outstanding during the year ended December 31, 2018, which are indicative of the volumes of these derivative types, was $94 and $28,402 respectively.

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 8. Investment Portfolio
The following tables summarize the composition of each Fund’s investment portfolio at cost and fair value as of December 31, 2018:
FS Multi-Strategy Alternatives Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Corporate Bonds	$33,033	$31,999	33%
Common Stock	25,653	25,001	26%
Short-Term Investments	39,660	39,655	41%
	$98,346	$96,655	100%
Investments Sold Short	(14,594)	(14,118)

(1)
Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

FS Managed Futures Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,000	$2,000	100%
	$2,000	$2,000	100%

(1)
Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

FS Global Macro Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,000	$2,000	100%
	$2,000	$2,000	100%

(1)
Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

FS Real Asset Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$3,000	$3,000	100%
	$3,000	$3,000	100%

(1)
Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 8. Investment Portfolio — (continued)

FS Long/Short Equity Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,000	$2,000	100%
	$2,000	$2,000	100%

(1)
Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

FS Market Neutral Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,000	$2,000	100%
	$2,000	$2,000	100%

(1)
Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

FS Event Driven Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,000	$2,000	100%
	$2,000	$2,000	100%

(1)
Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, a Fund would be presumed to “control” a portfolio company if such Fund owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if they owned 5% or more of its voting securities.
As of December 31, 2018, none of the Funds “controlled” any of their portfolio companies and none of the Funds were an “affiliated person” of any of their portfolio companies, each as defined in the 1940 Act.

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 8. Investment Portfolio — (continued)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets of FSMS in such industries as of December 31, 2018:
Industry Classification	Fair Value	Percentage of Portfolio
Media Entertainment	$3,967	4.1%
Retail	3,770	3.9%
Aerospace/Defense	3,150	3.3%
Home Builders	3,010	3.1%
Commercial Services	2,914	3.0%
Telecommunications	2,743	2.8%
Real Estate Investment Trusts	2,552	2.6%
Chemicals	2,524	2.6%
Transportation	2,259	2.3%
Commercial Banks	1,968	2.0%
Healthcare-Services	1,956	2.0%
Software	1,814	1.9%
Financial Services	1,809	1.9%
Diversified Financial Services	1,762	1.8%
Packaging & Containers	1,541	1.6%
Environmental Control	1,472	1.5%
Distribution/Wholesale	1,419	1.5%
Machinery-Diversified	1,363	1.4%
IT Services	1,340	1.4%
Semiconductors	1,306	1.4%
Healthcare-Products	1,219	1.3%
Insurance	931	1.0%
Lodging	848	0.9%
Engineering & Construction	840	0.9%
Miscellaneous Manufacturing	840	0.9%
Advertising	806	0.8%
Iron/Steel	771	0.8%
Electronics	714	0.7%
Holding Companies-Diversified	641	0.7%
Leisure Time	572	0.6%
Oil & Gas	532	0.5%
Auto Manufacturers	485	0.5%
Pipelines	470	0.5%
Agriculture	383	0.4%
Oil & Gas Services	370	0.4%
Trucking & Leasing	365	0.4%
Real Estate	291	0.3%
Toys/Games/Hobbies	286	0.3%
Exploration & Production	244	0.3%
Food	224	0.2%

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 8. Investment Portfolio — (continued)

Industry Classification	Fair Value	Percentage of Portfolio
Entertainment	198	0.2%
Gas	186	0.2%
Pharmaceuticals	145	0.1%
Short-Term Investments	39,655	41.0%
	$96,655	100.0%

Purchases and sales of securities for FSMS during the year ended December 31, 2018, other than short-term securities and U.S. government obligations, were $132,748 and $92,608, respectively.
Note 9. Fair Value of Financial Instruments
Under existing accounting guidance, fair value is defined as the price that a Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Funds classify the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1:   Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2:   Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3:   Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of December 31, 2018, the Funds’ investments and derivatives were categorized as follows in the fair value hierarchy:
FS Multi-Strategy Alternatives Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$31,999	$—	$31,999
Common Stock	25,001	—	—	25,001
Short-Term Investments	—	39,655	—	39,655
Total Investments	$25,001	$71,654	$—	$96,655
Forward Foreign Currency Exchange Contracts	$—	$7	$—	$7
Total Return Index Swaps	—	2,051	—	2,051
Total	$25,001	$73,712	$—	$98,713

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 9. Fair Value of Financial Instruments — (continued)

Liability Description
Mutual Funds Sold Short	$(10,621)	$—	$—	$(10,621)
Corporate Bonds Sold Short	—	(154)	—	(154)
Common Stocks Sold Short	(3,343)	—	—	(3,343)
Forward Foreign Currency Exchange Contracts	—	(7)	—	(7)
Total Return Index Swaps	—	(1,106)	—	(1,106)
Total	$(13,964)	$(1,267)	$—	$(15,231)

FS Managed Futures Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$2,000	$—	$2,000
Total	$—	$2,000	$—	$2,000

FS Global Macro Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$2,000	$—	$2,000
Total	$—	$2,000	$—	$2,000

FS Real Asset Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$3,000	$—	$3,000
Total	$—	$3,000	$—	$3,000

FS Long/Short Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$2,000	$—	$2,000
Total	$—	$2,000	$—	$2,000

FS Market Neutral Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$2,000	$—	$2,000
Total	$—	$2,000	$—	$2,000

FS Event Driven Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$2,000	$—	$2,000
Total	$—	$2,000	$—	$2,000

FSMS’s investments as of December 31, 2018 primarily consisted of Exchange-Traded Securities or OTC Securities. All of the common equity investments, each of which was traded on an active public market, were valued at their closing price as of December 31, 2018. All of the fixed income investments were valued by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service.

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 9. Fair Value of Financial Instruments — (continued)

The Funds periodically benchmark the bid and ask prices it receives from the third-party pricing service and/or dealers, as applicable, against the actual prices at which they purchase and sell their investments. Based on the results of the benchmark analysis and the experience of the Funds’ management, the Funds believe that these prices are reliable indicators of fair value. The Funds may also use other methods, including the use of an independent third-party valuation service approved by the Board, to determine fair value for securities for which they cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board otherwise determines that the use of such other methods is appropriate. The Funds will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Funds purchase and sell their investments. The Funds’ audit committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Funds’ valuation processes.
Note 10. Concentration of Risk
Investing in the Funds involve risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Funds. For a more complete discussion of the risks of investing in the Funds, please refer to the Funds’ prospectuses and the Funds’ other filings with the SEC.
Market Risk:   Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Funds’ investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of exchange-traded fund shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Funds may lose money.
Credit/Default Risk:   An issuer or guarantor of fixed income securities or instruments held by the Funds (which issuer guarantor may have a low credit rating or no credit rating) may default on its obligation to pay interest and repay principal or default on any other obligation. A fixed income instrument may deteriorate in quality after it has been purchased by the Funds, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Funds’ holding may impair the Funds’ liquidity and have the potential to cause a significant NAV decline.
Counterparty Risk:   The stability and liquidity of repurchase agreements, swap transactions, forwards and over-the-counter derivative transactions depend in large part on the creditworthiness of the parties to the transactions. It is expected that the Adviser or an applicable sub-adviser will monitor the creditworthiness of firms with which it will cause the Funds to enter into repurchase agreements, swap transactions, caps, floors, collars, over-the-counter derivatives or other similar arrangements. If there is a default by the counterparty to such a transaction, the Funds will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the value of the Funds being less than if the transaction had not been entered into. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. If one or more of the Funds’ counterparties were to become insolvent or the subject of insolvency proceedings in the United States (either under the Securities Investor Protection Act or the United States Bankruptcy Code), there exists the risk that the recovery of such vehicle’s securities and other assets from such prime broker or broker-dealer will be delayed or be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer.

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 10. Concentration of Risk — (continued)

In addition, the Funds may use counterparties located in jurisdictions outside the United States. Such local counterparties are subject to the laws and regulations in non-U.S. jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Funds’ assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a counterparty, it is impossible to generalize about the effect of their insolvency on the Funds and their assets. Shareholders should assume that the insolvency of any counterparty would result in a loss to the Funds, which could be material.
Derivatives Risk:   The Funds may invest in Financial Instruments (used herein to refer to (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities and contracts for differences). Financial Instruments may involve risks different from, or greater than, those associated with more traditional investments. Due to leverage, small changes in the value of the Financial Instruments’ reference assets, rates, or indexes may produce disproportionate losses to the Funds. The value of Financial Instruments may not move as expected relative to the value of the reference assets, rates or indexes. Financial Instruments used for hedging purposes may not hedge risks as expected, and Financial Instruments used for non-hedging purposes may not provide the anticipated investment exposure. Financial Instruments may be highly illiquid, and the Funds may not be able to close out or sell a Financial Instrument position at a particular time or at an anticipated price. Financial Instruments also may be subject to interest rate risk, currency risk and counterparty risk.
Foreign Investment and Emerging Markets Risk:   Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity, political instability and less developed legal and accounting practices. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Funds’ ability to invest in foreign securities or may prevent the Funds from repatriating its investments. In addition, the Funds may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.
Liquidity Risk:   Although the Funds will invest primarily in liquid, publicly traded securities, the Funds may make investments that trade in lower volumes or that otherwise may be illiquid. Also, the Funds may make investments that may become less liquid in response to market developments or adverse investor perceptions. Less liquid or illiquid investments may be difficult to value. An inability to sell one or more portfolio positions can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities.
Non-Diversification Risk:   The Funds are classified as “non-diversified” investment companies, which means that the percentage of their assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Funds’ investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

FS Series Trust

Notes to Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 10. Concentration of Risk — (continued)

Short Sales Risk:   A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Funds’ use of short sales, in certain circumstances, can result in significant losses. In order to qualify as a regulated investment company under the Code, each Fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income. Each Fund’s ability to pursue its investment strategy may therefore be limited by its intention to qualify as a regulated investment company under the Code and may bear adversely on its ability to so qualify. If a Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, shareholders of that Fund would be subject to the risk of diminished returns.
Note 11. Commitments and Contingencies
The Funds enter into contracts that contain a variety of indemnification provisions. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management of the Adviser has reviewed the Funds’ existing contracts and expects the risk of loss to the Funds to be remote.
The Funds are not currently subject to any material legal proceedings and, to the Funds’ knowledge, no material legal proceedings are threatened against the Funds. From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Funds’ rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Funds becomes party to such proceedings, the Funds would assess whether any such proceedings will have a material adverse effect upon its financial condition or results of operations.
See Note 4 for a discussion of the Funds’ commitments to the Adviser and its affiliates, which consists of the conditional obligation of the Funds to reimburse FS Investments pursuant to the terms of their respective Expense Limitation Agreements.

Supplemental Information (Unaudited)
Changes in Accountants and Disagreements with Accountants on Accounting and Financial Disclosure
The Fund has not had any changes in its independent registered public accounting firm or disagreements with its independent registered public accounting firm on accounting or financial disclosure matters since its inception.
Board of Trustees
Information regarding the members of the Board is set forth below. The trustees have been divided into two groups — interested trustees and independent trustees. The address for each trustee is c/o FS Series Trust, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112. As set forth in the Trust’s agreement and declaration of trust, each trustee’s term of office shall continue until his or her death, resignation or removal.
Name	Age	Trustee Since	Title	Principal Occupation(s) During the Past Five Years	Number of Registered Investment Companies in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Michael C. Forman(1)	57	November 2016	Chairman	Chairman and Chief Executive Officer of FS Investments	16	FS Credit Real Estate Income Trust (since 2016); FS Investment Corporation IV (since 2015); FS Investment Corporation III (since 2013); FS Investment Corporation II (since 2011); FS Energy and Power Fund (since 2010); and FS KKR Capital Corp. (formerly FS Investment Corporation) (since 2007)
David J. Adelman(2)	46	August 2017	Vice-Chairman	Chief Executive Officer of Campus Technologies, Inc. (since 2001); and President and Chief Executive Officer of Campus Apartments, Inc. (since 1997)	9	FS Credit Real Estate Income Trust (since 2018); and Actua Corporation (since 2011)
Independent Trustees
Philip E. Hughes, Jr.	69	March 2017	Trustee	Vice-chairman of Keystone Industries. (since 2000)	13	FS Global Credit Opportunities Fund (since 2013 and including its affiliated feeder funds)
Scott J. Tarte	56	March 2017	Trustee	Chief executive officer of Sparks Marketing Group, Inc. (since 2000)	7	N/A
James W. Brown	67	August 2017	Trustee	Chief of Staff to United States Senator Robert P. Casey, Jr (2007 – 2016)	7	The Hershey Company (since 2017)

*
The “Fund Complex” consists of the Funds, FS Energy and Total Return Fund, FS Credit Income Fund, FS Multi-Alternative Income Fund and FS Global Credit Opportunities Fund (and its affiliated feeder funds).

(1)
Mr. Forman is deemed to be an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his role as a controlling person of the Adviser.

(2)
Mr. Adelman is deemed to be an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his role as a controlling person of the Adviser.

Executive Officers
Information regarding the executive officers of the Trust is set forth below. The address for each executive officer is c/o FS Series Trust, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112.
Name	Age	Position HeId with Registrant	Length of Time Served	Principal Occupation(s) During the Past Five Years
Michael C. Forman	57	President	Since 2016	Chairman and Chief Executive Officer, FS Investments
William Goebel	44	Chief Financial Officer	Since 2017	Chief Financial Officer, FS KKR Capital Corp (formerly FS Investment Corporation), FS Investment Corporation II, FS Investment Corporation III, FS Investment Corporation IV, and Corporate Capital Trust II
Stephen S. Sypherd	41	Vice President, Treasurer & Secretary	Since 2016	General Counsel, FS Investments
James F. Volk	57	Chief Compliance Officer	Since 2017	Managing Director of Fund Compliance, FS Investments; and Chief Compliance Officer, Chief Accounting Officer and Head of Traditional Fund Operations at SEI’s Investment Manager Services market unit (1996 – 2014)
Statement of Additional Information
FSMS’s statement of additional information, dated as of April 27, 2018, and the New Funds’ statement of additional information, dated as of December 17, 2018, each as amended and supplemented to date, each contain additional information regarding the Trust’s trustees and executive officers and is available upon request and without charge by calling the Trust collect at 1-877-628-8575 or by accessing the Fund’s “SEC Filings” page on FS Investments’ website at www.fsinvestments.com.
Form N-Q Filings
Each Fund file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.
Proxy Voting Policies and Procedures
Each Fund has delegated its proxy voting responsibility to the Adviser, each Fund’s investment adviser. Solely with regards to FSMS, the Adviser has delegated proxy voting responsibility to FSMS’s investment sub-advisers. Accordingly with regards to FSMS, each of the investment sub-advisers review any pending proxy vote decisions seeking to ensure that all votes cast for FSMS are in the best interest of FSMS and its shareholders. Shareholders may obtain a copy of the Adviser’s and the investment sub-adviser’s proxy voting policies and procedures upon request and without charge by calling the Trust collect at 1-877-628-8575 or on the SEC’s website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the investment sub-advisers voted proxies relating to FSMS’s portfolio securities during the twelve-month period ended June 30 and information regarding how the Adviser voted proxies relating to each New Fund’s portfolio securities during the twelve-month period ended June 30 will be available upon request and without charge by making a written request to the Trust’s Chief Compliance Officer at FS Series Trust, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112, Attn: Chief Compliance Officer, by calling the Fund collect at 1-877-628-8575 or on the SEC’s website at http://www.sec.gov.

Item 2.   Code of Ethics.
(a)
On December 17, 2018, the Trust’s board of trustees (the “Board”) adopted an amended Code of Business Conduct and Ethics (“Code of Ethics”) that applies to all officers, trustees, directors and employees of the Trust and FS Fund Advisor, LLC (the “Adviser”), the investment adviser to the Funds, including the Trust’s principal executive officer, principal financial officer, principal accounting officer or controller and persons performing similar functions.

(b)
Not applicable.

(c)
On December 17, 2018, the Board approved the amended Code of Ethics, which provided for certain non-substantive amendments to the Trust’s previous Code of Ethics. A copy of the Code of Ethics is included herein as Exhibit (a)(1) and also is available on the Funds’ “Corporate Governance” page on FS Investments’ website at www.fsinvestments.com.

(d)
During the period covered by the Annual Report included in Item 1 of this Form N-CSR, the Trust did not grant any waiver, explicit or implicit, from a provision of the Code of Ethics to its principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The amendments reflected in the Code of Ethics and discussed above did not relate to or result in any waiver, explicit or implicit, of any provision of the Trust’s previous Code of Business Conduct and Ethics.

(e)
Not applicable.

(f)
A copy of the Code of Ethics is included herein as Exhibit (a)(1) and also is available on the Funds’ “Corporate Governance” page on FS Investments’ website at www.fsinvestments.com.

Item 3.   Audit Committee Financial Expert.
(a)(1)
The Board has determined that the Trust has at least one “audit committee financial expert” serving on the audit committee of the Board (the “Audit Committee”), as such term is defined for purposes of Item 3 of Form N-CSR.

(a)(2)
The Board has determined that Philip E. Hughes, Jr. is an “audit committee financial expert” and is “independent,” as such terms are defined for purposes of Item 3 of Form N-CSR.

(a)(3)
Not applicable.

Item 4.   Principal Accountant Fees and Services.
(a)
Audit Fees.   The aggregate fees billed for the fiscal years ended December 31, 2018 and 2017 for professional services rendered by Ernst & Young LLP, the Trust’s independent registered public accounting firm (“Ernst & Young”), for the audit of the Funds’ annual financial statements and services that are normally provided by Ernst & Young in connection with statutory and regulatory filings or engagements for each year were $144,445 and $75,000, respectively. The New Funds were formed as series of the Trust on August 14, 2018, and commenced operations on December 31, 2018. As such, no audit fees were incurred with respect to the New Funds for the fiscal year ended December 31, 2017.

(b)
Audit-Related Fees.   The aggregate fees billed for the fiscal years ended December 31, 2018 and 2017 for assurance and related services by Ernst & Young that were reasonably related to the performance of the audit of the Funds’ financial statements and not reported in Item 4(a) above were $2,500 and $7,000, respectively. Audit-related fees for the fiscal years ended December 31, 2018 and 2017 represent fees billed for services provided in connection with consents issued by Ernst & Young. There were no audit-related fees incurred with respect to the New Funds for the fiscal year ended December 31, 2017.

(c)
Tax Fees.   The aggregate fees billed for the fiscal years ended December 31, 2018 and 2017 for professional services rendered by Ernst & Young for tax compliance, tax advice and tax planning were $34,080 and $12,652, respectively. Tax fees for the fiscal years ended December 31, 2018 and 2017 represent fees billed for tax compliance services provided in connection with the review of the Funds’ tax returns. There were no tax fees incurred with respect to the New Funds for the fiscal year ended December 31, 2017.
(d)
All Other Fees.   No fees were billed for the fiscal years ended December 31, 2018 and 2017 for products and services provided by Ernst & Young, other than the services reported in Items 4(a) through (c) above.

(e)
Audit Committee Pre-Approval Policies and Procedures.

(1)
The Audit Committee has adopted, and the Board has approved, a Policy on Pre-Approval of Audit and Non-Audit Services (the “Policy”), which is intended to comply with Rule 2-01 of Regulation S-X and sets forth guidelines and procedures to be followed by the Funds when retaining an auditor to perform audit, audit-related, tax and other services for the Funds. The Policy permits such services to be pre-approved by the Audit Committee pursuant to either a general pre-approval or specific pre-approval. Unless a type of service provided by the auditor has received general pre-approval, it requires specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels require specific pre-approval by the Audit Committee.

(2)
All services described in paragraphs (b) and (c) of this Item 4 were pre-approved before the engagement by the Audit Committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Not applicable.

(g)
The aggregate non-audit fees billed by Ernst & Young for services rendered to the Funds, the Adviser and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Funds for the fiscal years ended December 31, 2018 and 2017 were $36,580 and $19,652, respectively. There were no non-audit fees incurred with respect to the New Funds for the fiscal year ended December 31, 2017.

(h)
Not applicable.

Item 5.   Audit Committee of Listed Registrants.
(a)
Not applicable. The Funds are not listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)
Not applicable. The Funds are not listed issuers as defined in Rule 10A-3 under the Exchange Act.

Item 6.   Investments.
(a)
The Funds’ schedules of investments as of December 31, 2018 are included as part of the Annual Report included in Item 1 of this Form N-CSR.

(b)
Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Trust.
Item 8.   Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Trust.
Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Trust.

Item 10.   Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which the Funds’ shareholders may recommend nominees to the Board during the period covered by the Annual Report included in Item 1 of this Form N-CSR.
Item 11.   Controls and Procedures
(a)
The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this report on Form N-CSR and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)
There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Trust.
Item 13.   Exhibits.
(a)(1)
The Trust’s Code of Business Conduct and Ethics is attached hereto in response to Item 2(f).

(a)(2)
The certifications of the Trust’s Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)
Not applicable.

(a)(4)
Not Applicable.

(b)
The certifications of the Trust’s Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
FS Series Trust
By: /s/ Michael C. Forman Name: Michael C. Forman Title: President (Principal Executive Officer) Date: March 7, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Michael C. Forman Name: Michael C. Forman Title: President (Principal Executive Officer) Date: March 7, 2019
By: /s/ William Goebel Name: William Goebel Title: Chief Financial Officer (Principal Financial Officer) Date: March 7, 2019